JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

CORPORATE BONDS — 40.0%
Aerospace & Defense — 0.6%
Boeing Co. (The)
4.88%, 5/1/2025	21,520	23,585
2.20%, 2/4/2026	13,285	13,258
Bombardier, Inc. (Canada) 6.00%, 2/15/2028(a)	1,000	993
BWX Technologies, Inc.
4.13%, 6/30/2028(a)	1,116	1,116
4.13%, 4/15/2029(a)	1,620	1,619
Howmet Aerospace, Inc.
5.13%, 10/1/2024	930	995
6.88%, 5/1/2025	39	45
5.90%, 2/1/2027	1,175	1,320
3.00%, 1/15/2029	899	863
Moog, Inc. 4.25%, 12/15/2027(a)	1,860	1,889
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	1,282	1,412
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	1,785	1,868
TransDigm, Inc. 6.25%, 3/15/2026(a)	5,080	5,271
Triumph Group, Inc.
8.88%, 6/1/2024(a)	1,831	2,004
6.25%, 9/15/2024(a)	500	502
7.75%, 8/15/2025	385	383

		57,123

Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026(a)	3,225	3,293
5.75%, 4/20/2029(a)	2,329	2,429
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	328	344
4.75%, 10/20/2028(a)	2,180	2,389
United Airlines Holdings, Inc.
5.00%, 2/1/2024	200	205
4.88%, 1/15/2025	465	471
United Airlines, Inc.
4.38%, 4/15/2026(a)	1,886	1,894

		11,025

Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	3,265	3,269
Adient US LLC 9.00%, 4/15/2025(a)	450	477
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	500	516
5.88%, 6/1/2029(a)	1,730	1,849
3.75%, 1/30/2031(a)	1,352	1,292
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	454	464
6.50%, 4/1/2027	2,745	2,847
5.00%, 10/1/2029	1,810	1,717
Clarios Global LP
6.75%, 5/15/2025(a)	1,600	1,670
6.25%, 5/15/2026(a)	2,422	2,517
Dana, Inc. 5.63%, 6/15/2028	1,220	1,284
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029(a)	4,380	4,572
5.25%, 4/30/2031	1,909	2,013
5.25%, 7/15/2031(a)	530	553
Icahn Enterprises LP
6.75%, 2/1/2024	365	366
4.75%, 9/15/2024	835	845
6.25%, 5/15/2026	620	637
5.25%, 5/15/2027	1,355	1,375

		28,263

Automobiles — 1.4%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023(a)	13,805	14,367
Daimler Finance North America LLC (Germany)
3.40%, 2/22/2022(a)	10,540	10,610
2.55%, 8/15/2022(a)	5,710	5,789
3.35%, 2/22/2023(a)	150	155
1.75%, 3/10/2023(a)	4,960	5,018
Hyundai Capital America
3.00%, 6/20/2022(a)	4,680	4,732
2.85%, 11/1/2022(a)	13,345	13,597
2.38%, 2/10/2023(a)	4,375	4,447
5.75%, 4/6/2023(a)	6,455	6,852
1.80%, 10/15/2025(a)	6,110	6,101
1.30%, 1/8/2026(a)	3,280	3,192
3.00%, 2/10/2027(a)	4,606	4,797
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026(a)	9,385	9,112
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025(a)	13,105	13,737
4.35%, 9/17/2027(a)	7,500	8,081
Stellantis Finance US, Inc. 1.71%, 1/29/2027(a)	12,150	11,920
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022(a)	3,355	3,389
2.70%, 9/26/2022(a)	7,290	7,408
4.25%, 11/13/2023(a)	1,605	1,702
3.35%, 5/13/2025(a)	5,465	5,764

		140,770

Banks — 11.5%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025(a)	16,158	17,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027(a)(b)	3,500	3,438
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	7,200	7,653
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(b)	1,520	1,609
ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024(a)	560	590

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023(a)	1,750	1,830
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026(a)	9,310	10,206
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030(a)(b)	27,660	28,402
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	17,059
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025(a)	3,600	3,555
Banco Santander SA (Spain)
3.50%, 4/11/2022	7,000	7,071
3.85%, 4/12/2023	6,000	6,230
2.71%, 6/27/2024	11,800	12,234
2.75%, 5/28/2025	3,200	3,310
5.18%, 11/19/2025	5,400	6,021
1.85%, 3/25/2026	6,400	6,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027(b)	14,400	14,131
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	4,820	4,836
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	6,000	6,052
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	9,280	9,489
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026(b)	7,825	7,928
(SOFR + 0.96%), 1.73%, 7/22/2027(b)	11,829	11,722
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027(a)(b)	18,735	18,498
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	5,190	5,470
Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025(c)	1,933	1,455
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023(a)	15,790	16,543
Barclays plc (United Kingdom)
3.68%, 1/10/2023	11,858	11,895
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(b)	6,115	6,162
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024(b)	10,460	10,390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027(b)	27,945	27,979
BBVA USA 2.88%, 6/29/2022	4,000	4,048
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	8,080	8,518
4.38%, 9/28/2025(a)	8,158	8,855
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(b)	7,170	7,400
(SOFR + 2.07%), 2.22%, 6/9/2026(a)(b)	4,800	4,873
4.63%, 3/13/2027(a)	7,060	7,834
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	750	754
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(b)	15,825	16,014
3.10%, 4/2/2024	6,786	7,103
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023(b)	7,490	7,504
Capital One NA 2.15%, 9/6/2022	2,040	2,062
CIT Group, Inc.
5.00%, 8/1/2023	225	237
4.75%, 2/16/2024	835	881
6.13%, 3/9/2028	2,385	2,815
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	6,130	6,152
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	12,210	12,375
(SOFR + 0.67%), 0.98%, 5/1/2025(b)	9,185	9,124
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(d)(e)	680	723
(SOFR + 2.84%), 3.11%, 4/8/2026(b)	12,730	13,345
(SOFR + 0.77%), 1.12%, 1/28/2027(b)	8,730	8,476
Credit Agricole SA (France)
4.38%, 3/17/2025(a)	31,035	33,462
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(b)	19,033	19,119
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	5,000	5,123
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026(a)(b)	12,715	12,578

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fifth Third Bancorp 2.60%, 6/15/2022	100	101
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(b)	4,435	4,466
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	5,130	5,235
4.25%, 3/14/2024	7,150	7,583
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(b)	4,000	4,212
(SOFR + 1.40%), 2.63%, 11/7/2025(b)	2,730	2,805
(SOFR + 1.54%), 1.64%, 4/18/2026(b)	16,255	16,180
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(b)	13,295	14,398
(SOFR + 1.10%), 2.25%, 11/22/2027(b)	24,980	25,038
Huntington Bancshares, Inc. 2.30%, 1/14/2022	289	289
ING Groep NV (Netherlands)
4.10%, 10/2/2023	7,455	7,872
3.55%, 4/9/2024	475	501
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026(a)(b)	7,310	7,242
(SOFR + 1.01%), 1.73%, 4/1/2027(b)	6,355	6,329
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	1,890	1,913
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(b)	12,345	12,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(b)	4,545	4,557
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(b)	9,830	10,009
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(b)	5,605	5,952
4.58%, 12/10/2025	10,000	10,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(b)	4,130	4,242
4.65%, 3/24/2026	15,000	16,558
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	4,000	4,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024(b)	15,615	15,574
2.19%, 2/25/2025	8,175	8,383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027(b)	21,845	21,527
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024(a)	36,910	39,383
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(b)	6,040	6,113
(SOFR + 1.25%), 1.24%, 7/10/2024(b)	15,000	15,063
(SOFR + 0.87%), 0.85%, 9/8/2024(b)	5,665	5,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027(b)	14,165	13,753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027(b)	9,600	9,438
MUFG Union Bank NA 3.15%, 4/1/2022	700	705
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	9,370	9,481
3.88%, 9/12/2023	17,930	18,743
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(b)	8,555	9,003
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027(b)	12,030	11,850
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(b)	10,000	10,258
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024(b)	13,415	14,342
(SOFR + 0.79%), 1.09%, 3/15/2025(b)	11,070	10,972
4.75%, 9/15/2025(a)	25,067	27,391
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(b)	9,295	9,176
Societe Generale SA (France)
3.25%, 1/12/2022(a)	6,400	6,420
5.00%, 1/17/2024(a)	7,592	8,103
2.63%, 10/16/2024(a)	10,975	11,304
2.63%, 1/22/2025(a)	5,515	5,670
4.25%, 4/14/2025(a)	15,794	16,824
4.25%, 8/19/2026(a)	5,000	5,388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026(a)(b)	7,480	7,310

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027(a)(b)	14,215	13,955
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(b)	20,555	20,650
5.20%, 1/26/2024(a)	5,277	5,647
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(b)	3,475	3,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027(a)(b)	6,870	6,671
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033(a)(b)	6,000	6,543
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	65	66
4.44%, 4/2/2024(a)	26,630	28,397
1.47%, 7/8/2025	19,345	19,304
UniCredit SpA (Italy)
3.75%, 4/12/2022(a)	13,900	14,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026(a)(b)	14,430	14,472
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(b)	5,410	5,280
Wells Fargo & Co.
3.75%, 1/24/2024	2,400	2,529
(SOFR + 1.09%), 2.41%, 10/30/2025(b)	2,600	2,670
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(b)	5,080	5,184
(SOFR + 2.00%), 2.19%, 4/30/2026(b)	7,150	7,300
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030(b)	17,920	18,343

		1,150,628

Beverages — 0.1%
Constellation Brands, Inc. 4.25%, 5/1/2023	7,640	7,999
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	2,764	2,887

		10,886

Biotechnology — 0.2%
AbbVie, Inc.
3.45%, 3/15/2022	300	301
2.60%, 11/21/2024	17,445	18,083
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	3,150	2,992
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028(a)	2,625	2,599

		23,975

Building Products — 0.2%
Builders FirstSource, Inc.
6.75%, 6/1/2027(a)	761	801
4.25%, 2/1/2032(a)	1,553	1,560
Griffon Corp. 5.75%, 3/1/2028	3,160	3,257
JELD-WEN, Inc. 4.88%, 12/15/2027(a)	1,700	1,738
PGT Innovations, Inc. 4.38%, 10/1/2029(a)	3,085	3,058
St Marys Cement, Inc. Canada (Brazil) 5.75%, 1/28/2027(c)	4,400	4,900
Standard Industries, Inc.
5.00%, 2/15/2027(a)	500	513
4.75%, 1/15/2028(a)	3,305	3,329
3.38%, 1/15/2031(a)	1,468	1,352
Summit Materials LLC 5.25%, 1/15/2029(a)	2,790	2,904

		23,412

Capital Markets — 3.4%
Coinbase Global, Inc.
3.38%, 10/1/2028(a)	456	429
3.63%, 10/1/2031(a)	456	423
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	17,750	17,798
3.80%, 6/9/2023	1,000	1,042
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(b)	250	261
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(b)	15,000	15,338
(SOFR + 2.04%), 2.19%, 6/5/2026(a)(b)	6,840	6,904
(SOFR + 0.98%), 1.31%, 2/2/2027(a)(b)	14,765	14,292
Deutsche Bank AG (Germany)
Series D, 5.00%, 2/14/2022	4,950	4,994
3.95%, 2/27/2023	2,020	2,090
(SOFR + 2.16%), 2.22%, 9/18/2024(b)	11,880	12,049
(SOFR + 1.87%), 2.13%, 11/24/2026(b)	5,250	5,263
(SOFR + 1.22%), 2.31%, 11/16/2027(b)	20,850	20,814
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(b)(d)(e)	755	747
0.52%, 3/8/2023	5,000	4,984
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	1,995	2,016
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)	18,190	18,426

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023(b)	15,000	14,961
(SOFR + 0.57%), 0.67%, 3/8/2024(b)	13,325	13,276
3.50%, 4/1/2025	7,750	8,218
(SOFR + 0.91%), 1.95%, 10/21/2027(b)	10,610	10,585
LPL Holdings, Inc. 4.00%, 3/15/2029(a)	955	959
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	5,005	5,123
(SOFR + 1.07%), 1.34%, 1/12/2027(a)(b)	5,680	5,556
(SOFR + 0.91%), 1.63%, 9/23/2027(a)(b)	10,310	10,132
Morgan Stanley
4.88%, 11/1/2022	14,000	14,529
(SOFR + 0.62%), 0.73%, 4/5/2024(b)	17,970	17,924
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(b)	1,885	1,956
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	7,750	7,907
(SOFR + 0.86%), 1.51%, 7/20/2027(b)	18,405	18,053
MSCI, Inc. 3.63%, 9/1/2030(a)	98	99
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	19,235	19,319
1.65%, 7/14/2026	17,065	16,789
UBS Group AG (Switzerland)
3.49%, 5/23/2023(a)	4,054	4,107
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	9,415	9,551
4.13%, 9/24/2025(a)	7,852	8,551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(b)	2,865	2,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027(a)(b)	13,560	13,263

		331,534

Chemicals — 0.6%
Alpek SAB de CV (Mexico) 4.25%, 9/18/2029(c)	4,100	4,302
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	3,425	3,539
3.38%, 2/15/2029(a)	365	347
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030(c)	3,250	3,253
Celanese US Holdings LLC
3.50%, 5/8/2024	290	305
1.40%, 8/5/2026	6,110	5,957
CF Industries, Inc. 5.15%, 3/15/2034	875	1,049
Chemours Co. (The)
5.38%, 5/15/2027	1,190	1,244
5.75%, 11/15/2028(a)	2,925	2,998
CVR Partners LP 9.25%, 6/15/2023(a)	63	63
Element Solutions, Inc. 3.88%, 9/1/2028(a)	3,280	3,247
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)	3,735	3,716
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025(a)	5,345	5,252
MEGlobal Canada ULC (Kuwait) 5.00%, 5/18/2025(c)	2,700	2,942
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025(a)	1,991	2,086
5.25%, 6/1/2027(a)	4,743	4,979
4.25%, 5/15/2029(a)	650	637
OCI NV (Netherlands) 4.63%, 10/15/2025(a)	1,250	1,281
Olin Corp.
5.13%, 9/15/2027	925	953
5.63%, 8/1/2029	570	615
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	1,979	2,014
Sasol Financing USA LLC (South Africa) 4.38%, 9/18/2026	1,700	1,679
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	4,648	4,799
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	3,680	3,721
Valvoline, Inc. 4.25%, 2/15/2030(a)	1,750	1,735
WR Grace Holdings LLC
4.88%, 6/15/2027(a)	1,839	1,825
5.63%, 8/15/2029(a)	547	550

		65,088

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029(a)	2,330	2,278
ADT Security Corp. (The)
4.13%, 6/15/2023	315	324
4.13%, 8/1/2029(a)	1,479	1,439
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	1,855	1,906
4.63%, 6/1/2028(a)	2,200	2,129
Aramark Services, Inc. 5.00%, 2/1/2028(a)	3,145	3,161
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026(a)	2,000	1,980
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025(a)	240	261
Brink’s Co. (The) 4.63%, 10/15/2027(a)	1,595	1,627

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	475	488
Garda World Security Corp. (Canada)
4.63%, 2/15/2027(a)	3,055	2,986
9.50%, 11/1/2027(a)	825	860
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025(a)	1,965	1,990
4.00%, 8/1/2028(a)	4,660	4,521
3.50%, 9/1/2028(a)	1,215	1,177
Madison IAQ LLC 4.13%, 6/30/2028(a)	4,330	4,189
Nielsen Finance LLC 5.63%, 10/1/2028(a)	4,860	4,961
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	6,065	6,413
3.38%, 8/31/2027(a)	1,310	1,240
Stericycle, Inc.
5.38%, 7/15/2024(a)	2,100	2,148
3.88%, 1/15/2029(a)	1,640	1,599

		47,677

Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	1,940	1,872
CommScope, Inc.
6.00%, 3/1/2026(a)	6,755	6,910
8.25%, 3/1/2027(a)	995	975
4.75%, 9/1/2029(a)	1,631	1,578
Plantronics, Inc. 4.75%, 3/1/2029(a)	2,225	2,004

		13,339

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	755	809
Dycom Industries, Inc. 4.50%, 4/15/2029(a)	3,010	3,030
MasTec, Inc. 4.50%, 8/15/2028(a)	3,240	3,338
Weekley Homes LLC 4.88%, 9/15/2028(a)	2,705	2,784

		9,961

Construction Materials — 0.0%(f)
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031(a)	3,188	3,098

Consumer Finance — 2.3%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	8,730	8,937
4.88%, 1/16/2024	9,760	10,429
3.15%, 2/15/2024	3,800	3,923
2.88%, 8/14/2024	4,350	4,490
3.50%, 1/15/2025	155	162
6.50%, 7/15/2025	12,075	13,813
1.75%, 1/30/2026	7,120	6,980
2.45%, 10/29/2026	23,070	23,129
Ally Financial, Inc.
5.13%, 9/30/2024	730	800
5.75%, 11/20/2025	1,870	2,118
American Express Co.
2.75%, 5/20/2022	1,460	1,473
3.40%, 2/27/2023	265	274
(ICE LIBOR USD 3 Month + 0.75%), 0.89%, 8/3/2023(b)	35	35
3.70%, 8/3/2023	35	37
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023(a)	3,000	3,134
5.25%, 5/15/2024(a)	13,926	14,986
3.95%, 7/1/2024(a)	4,239	4,443
5.50%, 1/15/2026(a)	5,000	5,550
4.25%, 4/15/2026(a)	3,010	3,213
Capital One Financial Corp.
2.60%, 5/11/2023	5,940	6,088
3.50%, 6/15/2023	2,195	2,281
3.90%, 1/29/2024	2,405	2,538
(SOFR + 0.86%), 1.88%, 11/2/2027(b)	20,440	20,326
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	1,250	1,252
3.37%, 11/17/2023	415	425
4.06%, 11/1/2024	1,275	1,330
5.13%, 6/16/2025	230	249
4.13%, 8/4/2025	3,015	3,151
3.38%, 11/13/2025	442	451
4.39%, 1/8/2026	1,710	1,806
4.54%, 8/1/2026	1,385	1,479
2.70%, 8/10/2026	519	515
4.27%, 1/9/2027	3,720	3,932
4.13%, 8/17/2027	8,545	9,014
5.11%, 5/3/2029	3,940	4,362
4.00%, 11/13/2030	3,085	3,235
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,360
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024(a)(g)	1,165	1,129
Navient Corp.
6.13%, 3/25/2024	1,960	2,054
5.00%, 3/15/2027	175	176
OneMain Finance Corp.
6.13%, 5/15/2022	740	758
6.88%, 3/15/2025	1,750	1,925
7.13%, 3/15/2026	3,498	3,931
6.63%, 1/15/2028	657	728
5.38%, 11/15/2029	1,762	1,854
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	10,460	10,730
4.50%, 3/15/2023(a)	10,150	10,529
5.50%, 2/15/2024(a)	17,252	18,578

		228,112

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
5.25%, 4/30/2025(a)	400	412
4.13%, 8/15/2026(a)	3,235	3,271
5.25%, 8/15/2027(a)	4,205	4,120
Ball Corp.
5.25%, 7/1/2025	555	611
2.88%, 8/15/2030	650	617
3.13%, 9/15/2031	790	760

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Berry Global, Inc.
4.88%, 7/15/2026(a)	1,600	1,660
5.63%, 7/15/2027(a)	1,000	1,036
Canpack SA (Poland) 3.88%, 11/15/2029(a)	1,950	1,889
Crown Americas LLC 4.75%, 2/1/2026	355	365
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	1,700	1,734
Graphic Packaging International LLC
4.88%, 11/15/2022	936	958
1.51%, 4/15/2026(a)	2,925	2,881
4.75%, 7/15/2027(a)	350	375
Greif, Inc. 6.50%, 3/1/2027(a)	3,705	3,848
LABL, Inc. 6.75%, 7/15/2026(a)	3,100	3,178
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	4,920	4,925
7.25%, 4/15/2025(a)	815	799
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023(a)	1,130	1,175
6.63%, 5/13/2027(a)	2,205	2,307
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027(a)	3,860	3,706
Sealed Air Corp.
5.13%, 12/1/2024(a)	345	367
4.00%, 12/1/2027(a)	1,675	1,726
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026(a)(h)	1,965	2,029

		44,749

Distributors — 0.0%(f)
Wolverine Escrow LLC 9.00%, 11/15/2026(a)	966	910

Diversified Consumer Services — 0.0%(f)
Service Corp. International
4.63%, 12/15/2027	1,275	1,327
3.38%, 8/15/2030	1,835	1,753

		3,080

Diversified Financial Services — 0.3%
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	9,735	9,804
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024(a)	2,165	2,175
3.85%, 6/15/2025(a)	14,380	15,374
Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	1,805	2,008
7.38%, 9/1/2025(a)	250	259

		29,620

Diversified Telecommunication Services — 1.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	885	953
6.00%, 2/15/2028(a)	2,005	1,872
Altice France SA (France)
5.13%, 7/15/2029(a)	2,747	2,611
5.50%, 10/15/2029(a)	1,397	1,348
AT&T, Inc. 2.30%, 6/1/2027	3,080	3,128
CCO Holdings LLC
4.00%, 3/1/2023(a)	200	200
5.13%, 5/1/2027(a)	9,398	9,673
5.00%, 2/1/2028(a)	11,815	12,170
5.38%, 6/1/2029(a)	1,905	2,015
4.75%, 3/1/2030(a)	4,845	4,964
4.50%, 8/15/2030(a)	3,495	3,523
4.25%, 2/1/2031(a)	5,281	5,202
4.50%, 6/1/2033(a)	3,000	2,955
4.25%, 1/15/2034(a)	1,725	1,659
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	270	275
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	2,084	2,152
6.75%, 5/1/2029(a)	2,425	2,496
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(i)	1,590	771
8.00%, 2/15/2024(a)(h)(i)	767	781
Level 3 Financing, Inc.
5.38%, 5/1/2025	495	505
4.63%, 9/15/2027(a)	1,755	1,778
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	545	549
Series W, 6.75%, 12/1/2023	245	264
Series Y, 7.50%, 4/1/2024	575	624
5.63%, 4/1/2025	975	1,016
5.13%, 12/15/2026(a)	4,885	4,894
4.00%, 2/15/2027(a)	8,519	8,489
5.38%, 6/15/2029(a)	1,212	1,180
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026(a)	15,335	15,109
Sprint Capital Corp. 8.75%, 3/15/2032	2,850	4,213
Switch Ltd.
3.75%, 9/15/2028(a)	3,792	3,754
4.13%, 6/15/2029(a)	1,250	1,256
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,475
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	550	570
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	2,400	2,489
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	2,480	2,362

		110,275

Electric Utilities — 1.5%
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030(a)	2,290	2,328
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	145

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Transmission Systems, Inc. 5.25%, 1/15/2022(a)	200	201
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023(a)	6,087	6,275
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031(a)	4,618	4,424
Edison International
2.40%, 9/15/2022	6,000	6,063
2.95%, 3/15/2023	5,410	5,506
Enel Finance International NV (Italy) 1.38%, 7/12/2026(a)	12,055	11,806
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023(c)	4,200	4,289
7.13%, 2/11/2025(c)	1,000	1,025
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,341
Exelon Corp. 3.50%, 6/1/2022	375	379
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(c)	1,322	1,346
Greenko Investment Co. (India) 4.88%, 8/16/2023(c)	1,155	1,167
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	20
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031(a)	1,350	1,362
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,907
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	230	251
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	605
NPC Ukrenergo (Ukraine) 6.88%, 11/9/2026(a)	2,432	2,278
NRG Energy, Inc.
3.75%, 6/15/2024(a)	10,148	10,599
2.00%, 12/2/2025(a)	10,000	10,091
6.63%, 1/15/2027	864	893
5.75%, 1/15/2028	1,545	1,615
5.25%, 6/15/2029(a)	2,875	2,980
3.63%, 2/15/2031(a)	235	223
3.88%, 2/15/2032(a)	860	825
Pacific Gas and Electric Co. 1.37%, 3/10/2023	16,985	16,890
PG&E Corp.
5.00%, 7/1/2028	4,097	4,220
5.25%, 7/1/2030	630	646
Southern California Edison Co. 1.10%, 4/1/2024	14,195	14,174
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	2,964	3,037
3.70%, 1/30/2027(a)	18,840	19,665
5.63%, 2/15/2027(a)	2,215	2,275
5.00%, 7/31/2027(a)	3,855	3,896
4.38%, 5/1/2029(a)	402	394

		149,141

Electrical Equipment — 0.0%(f)
Sensata Technologies BV 4.00%, 4/15/2029(a)	1,330	1,349

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.50%, 12/1/2024	500	544
4.25%, 4/1/2028	1,885	1,937
3.25%, 2/15/2029	410	410
Sensata Technologies, Inc. 4.38%, 2/15/2030(a)	2,915	3,023

		5,914

Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027(a)	555	577
Baker Hughes Holdings LLC 2.77%, 12/15/2022	5,251	5,359
Guara Norte SARL (Brazil) 5.20%, 6/15/2034(a)	3,810	3,635
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	745	641
Oceaneering International, Inc. 4.65%, 11/15/2024	2,205	2,238
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	486	457
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	125	122
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	150	149

		13,178

Entertainment — 0.2%
Cinemark USA, Inc.
8.75%, 5/1/2025(a)	270	287
5.25%, 7/15/2028(a)	2,535	2,402
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	1,415	1,425
6.50%, 5/15/2027(a)	1,465	1,588
4.75%, 10/15/2027(a)	3,015	3,015
Netflix, Inc.
4.88%, 4/15/2028	3,350	3,790
5.88%, 11/15/2028	3,835	4,589
4.88%, 6/15/2030(a)	2,935	3,399
WMG Acquisition Corp.
3.88%, 7/15/2030(a)	3,168	3,176
3.00%, 2/15/2031(a)	1,030	970

		24,641

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
3.50%, 1/31/2023	5,305	5,461
3.00%, 6/15/2023	110	113
2.40%, 3/15/2025	2,640	2,704
2.75%, 1/15/2027	3,000	3,100
HAT Holdings I LLC 6.00%, 4/15/2025(a)	720	745
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	2,805	2,845
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,500	1,605
4.63%, 6/15/2025(a)	820	873
5.75%, 2/1/2027	1,065	1,206

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MPT Operating Partnership LP 4.63%, 8/1/2029	1,360	1,420
Office Properties Income Trust
2.65%, 6/15/2026	11,480	11,437
2.40%, 2/1/2027	15,380	14,961
RHP Hotel Properties LP 4.75%, 10/15/2027	4,560	4,571
SBA Communications Corp.
3.88%, 2/15/2027	650	665
3.13%, 2/1/2029(a)	2,110	2,005
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	6,294	6,667
VICI Properties LP
3.50%, 2/15/2025(a)	2,335	2,360
4.25%, 12/1/2026(a)	1,370	1,415
3.75%, 2/15/2027(a)	1,430	1,466
4.13%, 8/15/2030(a)	610	637
WEA Finance LLC (France) 2.88%, 1/15/2027(a)	3,110	3,201
Welltower, Inc. 3.63%, 3/15/2024	2,325	2,449

		71,906

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	135	136
3.25%, 3/15/2026(a)	283	282
4.63%, 1/15/2027(a)	12,530	12,990
5.88%, 2/15/2028(a)	350	368
3.50%, 3/15/2029(a)	283	280
4.88%, 2/15/2030(a)	190	202
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	3,190	3,286
Rite Aid Corp. 8.00%, 11/15/2026(a)	5,754	5,720
Sysco Corp. 5.65%, 4/1/2025	6,000	6,761

		30,025

Food Products — 0.4%
Bunge Ltd. Finance Corp.
3.00%, 9/25/2022	100	102
1.63%, 8/17/2025	10,338	10,341
Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,052
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	3,020	3,122
Kraft Heinz Foods Co. 4.38%, 6/1/2046	2,420	2,801
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)	2,740	2,907
4.13%, 1/31/2030(a)	1,833	1,828
4.38%, 1/31/2032(a)	611	608
Post Holdings, Inc.
5.75%, 3/1/2027(a)	3,515	3,620
5.63%, 1/15/2028(a)	1,041	1,072
4.63%, 4/15/2030(a)	3,314	3,273
Viterra Finance BV (Netherlands) 2.00%, 4/21/2026(a)	14,555	14,520

		45,246

Gas Utilities — 0.0%(f)
AmeriGas Partners LP
5.63%, 5/20/2024	580	618
5.50%, 5/20/2025	955	1,021
5.75%, 5/20/2027	785	848

		2,487

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	3,445	3,558
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	2,775	2,879
Hologic, Inc. 3.25%, 2/15/2029(a)	4,627	4,540
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(a)	2,636	2,603
5.25%, 10/1/2029(a)	2,052	2,049
Teleflex, Inc. 4.63%, 11/15/2027	970	998

		16,627

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)	4,285	4,461
5.00%, 4/15/2029(a)	100	102
AdaptHealth LLC 4.63%, 8/1/2029(a)	4,052	3,970
Aetna, Inc.
2.75%, 11/15/2022	223	226
2.80%, 6/15/2023	60	62
Anthem, Inc. 2.95%, 12/1/2022	75	77
Centene Corp.
4.25%, 12/15/2027	2,175	2,257
4.63%, 12/15/2029	10,840	11,598
3.38%, 2/15/2030	995	1,002
Community Health Systems, Inc.
5.63%, 3/15/2027(a)	2,203	2,258
6.00%, 1/15/2029(a)	1,809	1,881
4.75%, 2/15/2031(a)	5,295	5,216
CVS Health Corp. 3.70%, 3/9/2023	2,134	2,207
DaVita, Inc.
4.63%, 6/1/2030(a)	4,415	4,360
3.75%, 2/15/2031(a)	2,128	1,973
Encompass Health Corp.
5.13%, 3/15/2023	90	90
4.50%, 2/1/2028	1,460	1,475
4.75%, 2/1/2030	4,100	4,125
HCA, Inc.
5.38%, 2/1/2025	200	218
5.88%, 2/15/2026	4,495	5,037
5.38%, 9/1/2026	3,035	3,387
5.63%, 9/1/2028	8,510	9,835
5.88%, 2/1/2029	7,450	8,744
Highmark, Inc. 1.45%, 5/10/2026(a)	13,265	13,043
Laboratory Corp. of America Holdings 2.30%, 12/1/2024	2,774	2,854

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tenet Healthcare Corp.
6.75%, 6/15/2023	560	595
4.63%, 9/1/2024(a)	2,030	2,067
7.50%, 4/1/2025(a)	800	841
4.88%, 1/1/2026(a)	7,971	8,151
6.25%, 2/1/2027(a)	3,280	3,399
5.13%, 11/1/2027(a)	1,720	1,766
4.63%, 6/15/2028(a)	500	510
4.25%, 6/1/2029(a)	3,243	3,211

		110,998

Health Care Technology — 0.0%(f)
IQVIA, Inc.
5.00%, 10/15/2026(a)	1,050	1,074
5.00%, 5/15/2027(a)	3,815	3,929

		5,003

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada)
5.75%, 4/15/2025(a)	810	841
3.88%, 1/15/2028(a)	1,590	1,570
4.00%, 10/15/2030(a)	1,550	1,481
Boyd Gaming Corp.
8.63%, 6/1/2025(a)	500	535
4.75%, 12/1/2027	1,500	1,523
Boyne USA, Inc. 4.75%, 5/15/2029(a)	2,065	2,080
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	2,101	2,184
4.63%, 10/15/2029(a)	1,171	1,142
Caesars Resort Collection LLC 5.75%, 7/1/2025(a)	3,351	3,481
Carnival Corp.
9.88%, 8/1/2027(a)	4,431	4,987
4.00%, 8/1/2028(a)	1,083	1,053
6.00%, 5/1/2029(a)	2,224	2,161
Cedar Fair LP
5.38%, 6/1/2024	260	263
5.50%, 5/1/2025(a)	605	625
5.38%, 4/15/2027	1,446	1,471
5.25%, 7/15/2029	1,835	1,884
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	271	284
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027(c)	5,000	5,187
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	1,015	1,050
3.75%, 5/1/2029(a)	1,135	1,124
4.88%, 1/15/2030	1,621	1,703
4.00%, 5/1/2031(a)	141	141
3.63%, 2/15/2032(a)	675	655
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	331
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,585	1,627
International Game Technology plc
6.50%, 2/15/2025(a)	2,280	2,474
6.25%, 1/15/2027(a)	440	484
KFC Holding Co. 4.75%, 6/1/2027(a)	1,365	1,403
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	390
4.50%, 6/15/2029(a)	1,990	1,954
MGM Resorts International
7.75%, 3/15/2022	1,450	1,469
5.75%, 6/15/2025	1,759	1,855
4.63%, 9/1/2026	33	33
5.50%, 4/15/2027	1,317	1,372
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023(a)	1,785	1,893
11.50%, 6/1/2025(a)	164	183
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	1,674	1,718
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	3,405	3,430
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	1,150	1,210
Travel + Leisure Co. 3.90%, 3/1/2023	1,285	1,295
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	1,500	1,568
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	2,725	2,729
Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	1,460	1,521
5.13%, 10/1/2029(a)	2,095	2,048
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	1,162	1,225
3.63%, 3/15/2031	352	341
4.63%, 1/31/2032	828	846

		70,824

Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	2,490	2,599
Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028(c)	1,400	1,590
Lennar Corp.
4.88%, 12/15/2023	150	160
5.25%, 6/1/2026	2,965	3,363
4.75%, 11/29/2027	6,500	7,387
Meritage Homes Corp. 6.00%, 6/1/2025	455	502
Newell Brands, Inc.
4.70%, 4/1/2026(h)	2,950	3,160
5.87%, 4/1/2036(h)	825	1,007
PulteGroup, Inc. 5.50%, 3/1/2026	9,819	11,189
Tempur Sealy International, Inc. 4.00%, 4/15/2029(a)	4,120	4,090

		35,047

Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	1,049
4.13%, 10/15/2030	2,216	2,214
4.13%, 4/30/2031(a)	537	538
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	2,280	2,248
4.38%, 3/31/2029(a)	3,565	3,383
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	1,900	1,917

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spectrum Brands, Inc.
5.75%, 7/15/2025	70	71
5.00%, 10/1/2029(a)	2,870	3,022
5.50%, 7/15/2030(a)	1,367	1,456
3.88%, 3/15/2031(a)	500	480

		16,378

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026(a)	3,605	3,688
4.50%, 2/15/2028(a)	2,740	2,725
5.13%, 3/15/2028(a)	1,665	1,648
Exelon Generation Co. LLC
3.40%, 3/15/2022	380	382
3.25%, 6/1/2025	5,185	5,449
NTPC Ltd. (India) 4.25%, 2/26/2026(c)	2,600	2,795
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029(c)	1,573	1,553

		18,240

Insurance — 0.6%
American International Group, Inc. 2.50%, 6/30/2025	2,705	2,799
Athene Global Funding
3.00%, 7/1/2022(a)	5,165	5,238
1.45%, 1/8/2026(a)	16,929	16,710
2.95%, 11/12/2026(a)	7,071	7,400
Jackson National Life Global Funding 3.25%, 1/30/2024(a)	9,500	9,941
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	2,415	2,447
2.15%, 1/21/2023(a)	4,505	4,575
3.85%, 9/19/2023(a)	45	47
2.50%, 10/30/2024(a)	6,190	6,375

		55,532

Internet & Direct Marketing Retail — 0.1%
B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030(c)	4,300	3,846
MercadoLibre, Inc. (Argentina) 2.38%, 1/14/2026	4,300	4,128
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	1,735	1,741

		9,715

IT Services — 0.2%
Arches Buyer, Inc.
4.25%, 6/1/2028(a)	1,215	1,203
6.13%, 12/1/2028(a)	2,890	2,918
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	2,625	2,562
Exela Intermediate LLC 10.00%, 7/15/2023(a)	104	84
Gartner, Inc.
4.50%, 7/1/2028(a)	1,915	1,990
3.63%, 6/15/2029(a)	2,975	2,957
3.75%, 10/1/2030(a)	1,992	1,987
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)	2,810	2,841
Square, Inc.
2.75%, 6/1/2026(a)	1,349	1,342
3.50%, 6/1/2031(a)	2,579	2,615
StoneCo Ltd. (Brazil) 3.95%, 6/16/2028(a)	200	167

		20,666

Leisure Products — 0.0%(f)
Mattel, Inc.
3.38%, 4/1/2026(a)	301	306
5.88%, 12/15/2027(a)	750	799
3.75%, 4/1/2029(a)	2,212	2,262
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)	1,000	998

		4,365

Life Sciences Tools & Services — 0.0%(f)
Charles River Laboratories International, Inc. 3.75%, 3/15/2029(a)	2,725	2,694

Machinery — 0.0%(f)
Colfax Corp. 6.38%, 2/15/2026(a)	793	820
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	1,550	1,576
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	1,695	1,704

		4,100

Media — 1.2%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028(a)	2,995	2,799
5.75%, 8/15/2029(a)	1,563	1,489
AMC Networks, Inc. 5.00%, 4/1/2024	323	325
Audacy Capital Corp. 6.50%, 5/1/2027(a)	177	173
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(a)	917	956
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)	5,000	5,050
CSC Holdings LLC
5.88%, 9/15/2022	450	460
5.25%, 6/1/2024	935	971
5.50%, 4/15/2027(a)	1,380	1,417
5.38%, 2/1/2028(a)	1,815	1,854
6.50%, 2/1/2029(a)	9,200	9,727
4.50%, 11/15/2031(a)	1,316	1,273
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	1,077	477
DIRECTV Holdings LLC 5.88%, 8/15/2027(a)	2,926	2,977
DISH DBS Corp.
5.88%, 7/15/2022	820	830
5.00%, 3/15/2023	550	559
5.88%, 11/15/2024	4,884	4,940
7.75%, 7/1/2026	13,830	14,211
5.25%, 12/1/2026(a)	5,795	5,739
5.75%, 12/1/2028(a)	1,155	1,138
Gray Escrow II, Inc. 5.38%, 11/15/2031(a)	2,638	2,644

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gray Television, Inc. 7.00%, 5/15/2027(a)	385	408
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,450	1,501
8.38%, 5/1/2027	2,195	2,309
5.25%, 8/15/2027(a)	1,425	1,446
Lamar Media Corp.
3.75%, 2/15/2028	120	120
4.88%, 1/15/2029	2,005	2,080
4.00%, 2/15/2030	85	85
Meredith Corp.
6.50%, 7/1/2025	1,010	1,074
6.88%, 2/1/2026	3,062	3,168
Midas OpCo Holdings LLC 5.63%, 8/15/2029(a)	2,585	2,604
News Corp. 3.88%, 5/15/2029(a)	2,623	2,578
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	5,250	5,447
4.75%, 11/1/2028(a)	2,406	2,403
Outfront Media Capital LLC
6.25%, 6/15/2025(a)	2,212	2,300
5.00%, 8/15/2027(a)	1,195	1,205
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)	760	755
5.38%, 1/15/2031(a)	1,450	1,458
Scripps Escrow, Inc. 5.88%, 7/15/2027(a)	500	513
Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	1,645	1,523
4.13%, 12/1/2030(a)	1,150	1,044
Sirius XM Radio, Inc.
5.00%, 8/1/2027(a)	1,375	1,416
4.00%, 7/15/2028(a)	1,198	1,185
5.50%, 7/1/2029(a)	7,080	7,509
4.13%, 7/1/2030(a)	1,700	1,661
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	800	806
TEGNA, Inc.
5.50%, 9/15/2024(a)	209	211
4.63%, 3/15/2028	1,220	1,215
5.00%, 9/15/2029	1,180	1,183
Univision Communications, Inc. 4.50%, 5/1/2029(a)	2,720	2,718
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031(a)	831	839
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(b)	550	622
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	2,784	2,857

		116,252

Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(a)	925	981
6.13%, 5/15/2028(a)	2,370	2,525
Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,895	3,014
Arconic Corp.
6.00%, 5/15/2025(a)	1,554	1,620
6.13%, 2/15/2028(a)	3,280	3,411
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026(a)	3,796	4,009
5.88%, 6/1/2027	740	764
4.63%, 3/1/2029(a)	1,200	1,208
Commercial Metals Co. 4.88%, 5/15/2023	895	925
Constellium SE 5.88%, 2/15/2026(a)	1,206	1,220
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028(c)	2,000	2,006
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027(a)	3,345	3,466
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	200	206
5.00%, 9/1/2027	1,230	1,279
4.13%, 3/1/2028	407	418
4.38%, 8/1/2028	2,098	2,188
4.25%, 3/1/2030	2,810	2,912
5.40%, 11/14/2034	810	964
5.45%, 3/15/2043	905	1,115
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027(c)	2,000	2,160
Glencore Funding LLC (Australia) 1.63%, 9/1/2025(a)	5,443	5,398
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028(a)	500	597
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	2,350	2,302
Novelis Corp.
3.25%, 11/15/2026(a)	882	881
4.75%, 1/30/2030(a)	2,780	2,807
3.88%, 8/15/2031(a)	442	427

		48,803

Multiline Retail — 0.0%(f)
Nordstrom, Inc. 2.30%, 4/8/2024	2,070	2,039

Multi-Utilities — 0.1%
Dominion Energy, Inc. Series A, 3.30%, 3/15/2025	6,570	6,912
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029(c)	3,000	2,838
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	76
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,472

		14,298

Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Partners LP
7.88%, 5/15/2026(a)	1,995	2,136
5.38%, 6/15/2029(a)	2,275	2,300

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Antero Resources Corp.
5.00%, 3/1/2025	1,500	1,508
7.63%, 2/1/2029(a)	1,565	1,716
5.38%, 3/1/2030(a)	715	737
Apache Corp.
4.63%, 11/15/2025	1,999	2,114
4.88%, 11/15/2027	699	744
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025(a)	3,088	3,323
Azure Power Energy Ltd. (India) 3.58%, 8/19/2026(a)	2,000	2,005
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024(a)	1,054	1,049
BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,212
Buckeye Partners LP
4.15%, 7/1/2023	665	680
4.13%, 3/1/2025(a)	285	287
4.13%, 12/1/2027	1,725	1,703
4.50%, 3/1/2028(a)	800	776
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	870	967
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	16,440	18,613
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,775	2,917
4.00%, 3/1/2031(a)	2,102	2,144
3.25%, 1/31/2032(a)	2,322	2,255
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,780	1,833
Chesapeake Energy Corp. 5.88%, 2/1/2029(a)	1,520	1,611
CNX Resources Corp. 7.25%, 3/14/2027(a)	3,730	3,938
Comstock Resources, Inc. 6.75%, 3/1/2029(a)	2,656	2,762
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,595	2,603
DCP Midstream Operating LP
3.88%, 3/15/2023	785	799
5.38%, 7/15/2025	1,020	1,088
5.63%, 7/15/2027	1,295	1,446
Devon Energy Corp.
5.25%, 9/15/2024(a)	2,083	2,260
4.50%, 1/15/2030(a)	610	655
DT Midstream, Inc.
4.13%, 6/15/2029(a)	2,996	2,977
4.38%, 6/15/2031(a)	1,905	1,893
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	3,600	3,767
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	76
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024(c)	1,744	1,742
4.88%, 3/30/2026(c)	1,363	1,341
Energy Transfer LP 4.05%, 3/15/2025	14,000	14,847
EnLink Midstream Partners LP
4.40%, 4/1/2024	1,085	1,118
4.15%, 6/1/2025	2,275	2,328
EQM Midstream Partners LP
4.75%, 7/15/2023	335	346
4.00%, 8/1/2024	1,065	1,094
6.00%, 7/1/2025(a)	1,357	1,442
6.50%, 7/1/2027(a)	1,640	1,771
4.50%, 1/15/2029(a)	1,377	1,367
4.75%, 1/15/2031(a)	582	588
EQT Corp.
6.63%, 2/1/2025(h)	1,710	1,909
3.90%, 10/1/2027	2,265	2,361
Genesis Energy LP
6.25%, 5/15/2026	1,923	1,853
7.75%, 2/1/2028	247	241
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)	24,782	25,204
Greenko Dutch BV (India) 3.85%, 3/29/2026(a)	4,078	4,117
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025(c)	1,296	1,317
Gulfport Energy Operating Corp.
6.63%, 5/1/2023‡(i)	660	31
6.00%, 10/15/2024‡(i)	1,080	51
8.00%, 5/17/2026(a)	514	553
Hess Midstream Operations LP 5.63%, 2/15/2026(a)	3,560	3,640
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(c)	2,700	2,834
6.50%, 6/30/2027(c)	1,850	1,942
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026(a)	16,355	16,252
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025(c)	700	707
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	803	812
7.13%, 2/1/2027(a)	1,248	1,276
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	1,805	1,792
NuStar Logistics LP
5.75%, 10/1/2025	1,417	1,497
6.00%, 6/1/2026	1,085	1,149
5.63%, 4/28/2027	1,060	1,083
6.38%, 10/1/2030	192	204
Occidental Petroleum Corp.
8.00%, 7/15/2025	413	470
5.88%, 9/1/2025	4,817	5,178
8.50%, 7/15/2027	2,064	2,505
6.38%, 9/1/2028	192	219
8.88%, 7/15/2030	494	649
6.63%, 9/1/2030	1,807	2,168
6.13%, 1/1/2031	1,712	1,995
7.88%, 9/15/2031	850	1,107
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024(c)	1,000	1,075
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	1,312	1,224
6.00%, 2/15/2028	590	352
Peru LNG Srl (Peru) 5.38%, 3/22/2030(c)	2,300	1,959

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	3,000	2,978
4.50%, 1/23/2026	6,800	6,639
6.88%, 8/4/2026	3,950	4,170
6.49%, 1/23/2027	2,000	2,045
Range Resources Corp.
5.00%, 3/15/2023	748	758
4.88%, 5/15/2025	2,465	2,515
8.25%, 1/15/2029(a)	550	606
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	4,829	5,553
SM Energy Co. 6.63%, 1/15/2027	685	688
Southwestern Energy Co.
4.10%, 3/15/2022	3,990	3,980
5.38%, 2/1/2029	2,635	2,714
5.38%, 3/15/2030	1,508	1,570
Summit Midstream Holdings LLC 8.50%, 10/15/2026(a)	2,050	2,065
Sunoco LP
6.00%, 4/15/2027	870	902
4.50%, 5/15/2029	2,000	1,973
Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)	2,285	2,422
5.50%, 1/15/2028(a)	2,470	2,411
6.00%, 12/31/2030(a)	1,290	1,275
Targa Resources Partners LP
5.88%, 4/15/2026	4,010	4,155
5.38%, 2/1/2027	1,715	1,754
6.88%, 1/15/2029	4,635	5,134
5.50%, 3/1/2030	605	658
4.88%, 2/1/2031	1,135	1,217
4.00%, 1/15/2032(a)	483	499
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	314	316
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	2,200	2,398
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028(a)	1,000	959
Western Midstream Operating LP
4.00%, 7/1/2022	380	381
4.35%, 2/1/2025(h)	450	466
5.30%, 2/1/2030(h)	2,250	2,421

		263,226

Paper & Forest Products — 0.0%(f)
Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	2,000	2,201

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	3,669	3,825
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028(a)	1,764	1,674
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	1,070	1,110

		6,609

Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	5,395	5,651
8.50%, 1/31/2027(a)	6,370	6,552
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	3,051	3,082
5.50%, 11/1/2025(a)	4,155	4,199
5.75%, 8/15/2027(a)	2,915	2,969
7.00%, 1/15/2028(a)	1,562	1,507
5.00%, 1/30/2028(a)	5,184	4,610
4.88%, 6/1/2028(a)	5,408	5,328
5.00%, 2/15/2029(a)	5,338	4,577
5.25%, 1/30/2030(a)	228	196
5.25%, 2/15/2031(a)	465	399
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	950	1,087
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	150	150
Jazz Securities DAC 4.38%, 1/15/2029(a)	4,194	4,273
Organon & Co.
4.13%, 4/30/2028(a)	1,924	1,919
5.13%, 4/30/2031(a)	1,827	1,866
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	3,560	3,589
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,357
Viatris, Inc. 1.65%, 6/22/2025	5,285	5,274

		66,585

Professional Services — 0.0%(f)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	240	249

Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025(c)	4,700	4,183
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,730	3,780
5.00%, 3/1/2031	468	478
RKPF Overseas Ltd. (China) 6.00%, 9/4/2025(c)	2,700	2,444
Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027(c)	2,600	2,669

		13,554

Road & Rail — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)	2,520	2,614
5.38%, 3/1/2029(a)	1,445	1,479
Georgian Railway JSC (Georgia) 4.00%, 6/17/2028(a)	4,449	4,449
Hertz Corp. (The) 4.63%, 12/1/2026(a)	1,330	1,311
Ryder System, Inc. 3.35%, 9/1/2025	4,405	4,680
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026(a)	28,075	27,896
Uber Technologies, Inc.
7.50%, 5/15/2025(a)	1,600	1,686
4.50%, 8/15/2029(a)	1,304	1,291

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
XPO Logistics, Inc. 6.25%, 5/1/2025(a)	3,575	3,717

		49,123

Semiconductors & Semiconductor Equipment — 0.4%
ams AG (Austria) 7.00%, 7/31/2025(a)	2,210	2,328
Broadcom Corp. 3.88%, 1/15/2027	3,020	3,252
Entegris, Inc. 4.38%, 4/15/2028(a)	2,310	2,353
Marvell Technology, Inc. 1.65%, 4/15/2026	9,090	9,032
Microchip Technology, Inc. 4.25%, 9/1/2025	21,413	22,243
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	3,995	4,064
Qorvo, Inc. 3.38%, 4/1/2031(a)	1,320	1,330

		44,602

Software — 0.2%
CDK Global, Inc. 4.88%, 6/1/2027	1,235	1,272
Citrix Systems, Inc. 1.25%, 3/1/2026	4,275	4,143
Clarivate Science Holdings Corp. 3.88%, 7/1/2028(a)	3,315	3,259
Fair Isaac Corp. 4.00%, 6/15/2028(a)	1,415	1,411
NCR Corp.
5.75%, 9/1/2027(a)	2,150	2,228
5.00%, 10/1/2028(a)	1,929	1,948
5.13%, 4/15/2029(a)	1,823	1,842
6.13%, 9/1/2029(a)	1,960	2,078
Nuance Communications, Inc. 5.63%, 12/15/2026	2,039	2,101
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	3,485	3,622

		23,904

Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	2,000	2,004
4.75%, 3/1/2030	813	815
Bath & Body Works, Inc.
5.25%, 2/1/2028	1,170	1,255
7.50%, 6/15/2029	1,650	1,838
6.88%, 11/1/2035	1,190	1,429
Gap, Inc. (The) 3.63%, 10/1/2029(a)	1,750	1,674
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	3,275	3,240
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	934	974
3.88%, 6/1/2029(a)	2,100	2,125
Penske Automotive Group, Inc.
3.50%, 9/1/2025	1,320	1,335
3.75%, 6/15/2029	2,710	2,642
PetSmart, Inc. 4.75%, 2/15/2028(a)	5,406	5,471
SRS Distribution, Inc. 4.63%, 7/1/2028(a)	2,000	2,005
Staples, Inc.
7.50%, 4/15/2026(a)	4,060	4,032
10.75%, 4/15/2027(a)	830	755

		31,594

Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
3.13%, 7/15/2029(a)	1,250	1,190
4.13%, 1/15/2031	2,235	2,251
Western Digital Corp. 4.75%, 2/15/2026	1,115	1,204
Xerox Corp. 4.38%, 3/15/2023(h)	492	504

		5,149

Textiles, Apparel & Luxury Goods — 0.0%(f)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	250	260
William Carter Co. (The)
5.50%, 5/15/2025(a)	665	691
5.63%, 3/15/2027(a)	980	1,009

		1,960

Thrifts & Mortgage Finance — 1.1%
BPCE SA (France) (ICE LIBOR USD 3 Month + 1.24%), 1.35%, 9/12/2023(a)(b)	250	254
5.70%, 10/22/2023(a)	3,200	3,460
4.63%, 7/11/2024(a)	17,000	18,267
5.15%, 7/21/2024(a)	10,000	10,896
2.38%, 1/14/2025(a)	3,855	3,932
4.50%, 3/15/2025(a)	14,422	15,580
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(b)	17,305	17,104
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(a)	915	920
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027(a)	4,135	4,270
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	5,375	5,435
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(b)	1,000	1,034
3.90%, 7/21/2025(a)	9,150	9,919
4.00%, 9/14/2026(a)	13,890	15,027
Radian Group, Inc. 4.50%, 10/1/2024	335	350
Rocket Mortgage LLC
2.88%, 10/15/2026(a)	1,007	981
3.63%, 3/1/2029(a)	3,180	3,109
3.88%, 3/1/2031(a)	130	128
4.00%, 10/15/2033(a)	342	335

		111,001

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	9,943
4.70%, 4/2/2027	2,760	3,045

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	5,241
Imperial Brands Finance plc (United Kingdom)
3.75%, 7/21/2022(a)	1,500	1,521
3.13%, 7/26/2024(a)	8,410	8,719

		28,469

Trading Companies & Distributors — 1.1%
Air Lease Corp.
3.50%, 1/15/2022	1,500	1,505
3.75%, 2/1/2022	3,919	3,919
2.63%, 7/1/2022	485	490
2.75%, 1/15/2023	2,110	2,151
3.88%, 7/3/2023	3,000	3,130
2.30%, 2/1/2025	12,700	12,894
3.38%, 7/1/2025	3,960	4,151
2.88%, 1/15/2026	17,365	17,823
Aviation Capital Group LLC
5.50%, 12/15/2024(a)	4,935	5,433
4.13%, 8/1/2025(a)	3,300	3,514
4.88%, 10/1/2025(a)	3,196	3,478
1.95%, 1/30/2026(a)	26,621	26,127
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	3,040	3,145
Imola Merger Corp. 4.75%, 5/15/2029(a)	5,612	5,644
United Rentals North America, Inc.
3.88%, 11/15/2027	500	519
4.88%, 1/15/2028	5,830	6,106
5.25%, 1/15/2030	1,695	1,827
3.88%, 2/15/2031	2,352	2,360
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	3,362	3,551
7.25%, 6/15/2028(a)	1,780	1,936

		109,703

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025(a)	7,105	7,479

Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,085	4,534
Kenbourne Invest SA (Chile)
6.88%, 11/26/2024(c)	4,100	4,275
4.70%, 1/22/2028(a)	400	391
Sprint Corp.
7.88%, 9/15/2023	1,025	1,126
7.13%, 6/15/2024	306	343
7.63%, 2/15/2025	546	625
7.63%, 3/1/2026	14,654	17,310
T-Mobile USA, Inc.
1.50%, 2/15/2026	5,062	4,995
2.25%, 2/15/2026	480	474
4.75%, 2/1/2028	6,713	7,013
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	147

		41,233

TOTAL CORPORATE BONDS (Cost $4,056,187)		4,035,634

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Notes
1.75%, 7/15/2022	2,620	2,646
0.25%, 6/15/2023	1,980	1,975
0.25%, 9/30/2023	112,490	111,976
0.13%, 12/15/2023	164,061	162,542
0.13%, 2/15/2024	77,265	76,426
0.38%, 4/15/2024	101,946	101,210
0.25%, 5/15/2024	70,000	69,221
0.25%, 6/15/2024	28,240	27,898
0.38%, 8/15/2024	121,485	120,242
0.38%, 9/15/2024	110,840	109,584
0.63%, 10/15/2024	324,720	323,096
0.75%, 11/15/2024	586,055	584,681
0.75%, 3/31/2026	7,470	7,358
0.75%, 4/30/2026	10,860	10,689
0.88%, 9/30/2026	29,350	28,972
1.13%, 10/31/2026	5,500	5,492
1.25%, 9/30/2028	11,620	11,535
2.38%, 5/15/2029	985	1,055

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,761,399)		1,756,598

ASSET-BACKED SECURITIES — 17.2%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	220	220
Series 2020-A, Class A, 6.00%, 3/20/2023(a)	4,276	4,334
Series 2020-A, Class B, 12.50%, 6/20/2025(a)	5,000	5,202
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040(a)	4,247	4,196
Affirm Asset Securitization Trust
Series 2020-A, Class A, 2.10%, 2/18/2025(a)	5,000	5,017
Series 2021-A, Class A, 0.88%, 8/15/2025(a)	3,500	3,502
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.19%, 7/22/2032(a)(j)	19,700	19,700
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046(a)	20,613	20,410

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Credit Acceptance Receivables Trust
Series 2018-1, Class D, 3.93%, 4/10/2024(a)	50	50
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	750	770
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	750	766
Series 2019-1, Class D, 3.81%, 4/14/2025(a)	7,000	7,137
Series 2019-1, Class E, 4.84%, 4/14/2025(a)	5,500	5,726
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	913	930
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	577	594
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	2,795	2,814
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	2,980	3,045
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	3,340	3,445
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	14,530	14,623
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	7,550	7,742
Series 2020-3, Class C, 1.85%, 6/15/2026(a)	3,150	3,177
Series 2020-3, Class E, 3.88%, 8/13/2026(a)	5,700	5,842
Series 2020-4, Class C, 1.31%, 12/14/2026(a)	3,510	3,523
Series 2020-4, Class D, 1.77%, 12/14/2026(a)	5,527	5,555
Series 2021-1, Class D, 1.14%, 3/15/2027(a)	5,614	5,569
Series 2021-1, Class E, 2.29%, 3/15/2027(a)	8,040	7,967
Series 2021-2, Class D, 1.34%, 7/13/2027(a)	8,400	8,321
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	4,462	4,469
Series 2017-3, Class D, 3.18%, 7/18/2023	500	504
Series 2019-1, Class C, 3.36%, 2/18/2025	750	768
Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,022
Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,608
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038‡(a)(j)	581	574
Series 2021-SFR2, Class C, 1.88%, 8/17/2038‡(a)	2,853	2,797
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038‡(a)	2,700	2,649
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038‡(a)	5,500	5,397
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038‡(a)	1,821	1,819
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 1.08%, 10/20/2030(a)(j)	18,000	17,996
Series 2019-31A, Class A1R, 1.22%, 4/15/2031(a)(j)	10,908	10,921
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046(a)	2,543	2,551
Series 2021-A, Class B, 2.40%, 7/17/2046‡(a)	2,187	2,166
Ares CLO Ltd (Cayman Islands) Series 2016-40A, Class A1RR, 1.05%, 1/15/2029(a)(j)	15,000	15,000
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.21%, 4/22/2031(a)(j)	14,050	14,046
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	4,730	4,873
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2016-2A, Class ARR, 1.09%, 1/15/2029(a)(j)	10,623	10,632
Series 2017-1A, Class A1R, 1.10%, 7/20/2030(a)(j)	10,090	10,096
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 1.15%, 7/15/2032(a)(j)	16,195	16,191
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	4,721	4,762
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2013-IIA, Class A1R2, 0.99%, 7/15/2029(a)(j)	7,619	7,625
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	3,726	3,764
Series 2021-1A, Class A, 2.16%, 4/15/2036(a)	11,163	11,165
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 1.11%, 7/20/2031(a)(j)	14,187	14,180
CarNow Auto Receivables Trust
Series 2021-1A, Class A, 0.97%, 10/15/2024(a)	806	806
Series 2021-1A, Class C, 2.16%, 2/17/2026(a)	2,154	2,153
Series 2021-2A, Class D, 2.25%, 3/15/2027(a)	7,190	7,166
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	1,496	1,511
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	1,500	1,526

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Carvana Auto Receivables Trust
Series 2019-4A, Class B, 2.53%, 7/15/2024(a)	6,200	6,238
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	1,821	1,870
Series 2020-N1A, Class D, 3.43%, 1/15/2026(a)	4,200	4,318
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(j)	4,124	4,290
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060(a)	4,948	4,926
Series 2020-1, Class B1, 2.28%, 7/15/2060‡(a)	2,735	2,741
Series 2021-1A, Class B1, 1.98%, 3/15/2061‡(a)	2,324	2,302
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 0.93%, 1/20/2028(a)(j)	551	551
Series 2019-1A, Class AR, 1.23%, 4/20/2032(a)(j)	11,690	11,705
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(a)	2,654	2,675
Series 2020-1A, Class B, 1.55%, 1/13/2025(a)	9,500	9,542
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026(a)	2,114	2,129
CPS Auto Receivables Trust
Series 2019-B, Class C, 3.35%, 1/15/2024(a)	758	760
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	585	586
Series 2018-D, Class E, 5.82%, 6/16/2025(a)	12,215	12,734
Series 2019-D, Class D, 2.72%, 9/15/2025(a)	2,100	2,131
Series 2019-D, Class E, 3.86%, 10/15/2025(a)	13,013	13,397
Series 2020-A, Class C, 2.54%, 12/15/2025(a)	1,690	1,707
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	5,500	5,603
Series 2020-A, Class E, 4.09%, 12/15/2025(a)	2,000	2,038
Series 2020-C, Class D, 2.41%, 11/16/2026(a)	3,500	3,549
Series 2021-A, Class D, 1.16%, 12/15/2026(a)	2,875	2,848
Series 2020-C, Class E, 4.22%, 5/17/2027(a)	18,450	19,148
Series 2021-C, Class C, 1.21%, 6/15/2027(a)	10,720	10,610
Series 2021-D, Class D, 2.31%, 12/15/2027(a)	15,550	15,483
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024(a)	418	424
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	3,210	3,242
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	9,250	9,449
Series 2020-3A, Class B, 1.77%, 12/17/2029(a)	8,600	8,636
Series 2021-2A, Class B, 1.26%, 4/15/2030(a)	6,000	5,936
Series 2021-3A, Class A, 1.00%, 5/15/2030(a)	5,319	5,286
Series 2021-2A, Class C, 1.64%, 6/17/2030(a)	2,500	2,471
Series 2021-3A, Class B, 1.38%, 7/15/2030(a)	3,400	3,366
Series 2021-3A, Class C, 1.63%, 9/16/2030(a)	2,500	2,476
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024(a)	1,832	1,833
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051(a)	9,333	9,174
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033‡(a)	890	889
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	259	262
Series 2019-3, Class C, 2.90%, 8/15/2025	871	879
Series 2019-4, Class C, 2.51%, 11/17/2025	1,767	1,778
Series 2018-4, Class D, 4.09%, 1/15/2026	367	374
Series 2019-2, Class D, 3.69%, 8/17/2026	500	513
Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,070
Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,097
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051(a)	11,286	11,104
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.07%, 7/18/2030(a)(j)	16,250	16,272
DT Auto Owner Trust
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	784	785
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	683	694
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	2,068	2,090
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	10,000	10,239
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	5,156	5,216

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	3,735	3,811
Series 2020-3A, Class D, 1.84%, 6/15/2026(a)	1,750	1,757
Series 2021-1A, Class D, 1.16%, 11/16/2026(a)	1,567	1,547
Series 2021-2A, Class D, 1.50%, 2/16/2027(a)	3,611	3,572
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	10,000	10,262
Series 2021-3A, Class D, 1.31%, 5/17/2027(a)	18,750	18,375
Series 2021-4A, Class D, 1.99%, 9/15/2027(a)	7,714	7,696
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035‡(a)	4,769	4,725
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 1.13%, 10/20/2034(a)(j)	20,727	20,739
Exeter Automobile Receivables Trust
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	964	970
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	3,385	3,539
Series 2019-4A, Class C, 2.44%, 9/16/2024(a)	4,259	4,286
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	3,850	3,939
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	2,700	2,725
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	620	635
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	7,940	8,089
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	1,440	1,474
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	5,000	5,264
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	810	840
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	13,000	13,297
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,334
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	13,388
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	15,040
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	2,750	2,759
First Investors Auto Owner Trust
Series 2019-2A, Class B, 2.47%, 1/15/2025(a)	3,095	3,120
Series 2021-1A, Class C, 1.17%, 3/15/2027(a)	2,250	2,226
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038‡(a)(k)	11,500	11,494
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	305
Series 2019-4, Class B, 2.53%, 11/17/2025(a)	3,360	3,398
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	2,480	2,540
Series 2020-1, Class C, 2.24%, 1/15/2026(a)	3,460	3,504
Series 2021-1, Class D, 1.27%, 3/15/2027(a)	4,361	4,261
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041(a)	16,118	15,906
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026‡(a)	4,814	4,870
Series 2019-2, Class B, 3.19%, 11/18/2026‡(a)	3,112	3,122
Series 2019-2, Class C, 4.86%, 11/18/2026‡(a)	5,000	5,091
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	81	82
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	3,854	3,911
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	4,114	4,141
Series 2021-1CP, Class B, 1.41%, 3/20/2028‡(a)	1,815	1,812
Series 2021-3FP, Class B, 1.01%, 11/20/2028‡(a)	4,333	4,303
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038‡(a)	9,762	9,547
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038‡(a)	3,750	3,668
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 1.07%, 7/24/2030(a)(j)	18,750	18,740
Series 2013-15A, Class ARR, 1.09%, 10/15/2030(a)(j)	15,398	15,402
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(a)	158	158
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	1,500	1,516
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	5,000	5,076
Series 2019-4A, Class C, 3.06%, 8/15/2025(a)	1,200	1,226
Series 2020-4A, Class D, 1.64%, 10/15/2026(a)	3,000	3,007
Series 2021-3A, Class D, 1.48%, 7/15/2027(a)	9,800	9,656
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023(a)	81	81
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	218	221

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.23%, 4/24/2031(a)(j)	2,582	2,581
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051(a)	25,136	24,833
Home Partners of America Trust Series 2021-2, Class E1, 2.85%, 12/17/2026(a)	15,000	14,892
KREF Ltd. Series 2021-FL2, Class AS, 1.39%, 2/15/2039‡(a)(j)	7,500	7,491
LCM LP (Cayman Islands) Series 14A, Class AR, 1.17%, 7/20/2031(a)(j)	5,900	5,907
LCM Ltd. (Cayman Islands) Series 24A, Class AR, 1.11%, 3/20/2030(a)(j)	8,359	8,365
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026(a)	14,683	14,649
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028(a)	16,288	16,254
Series 2021-A, Class B, 1.46%, 12/15/2028‡(a)	4,708	4,675
Series 2021-B, Class A, 1.11%, 2/15/2029(a)	4,632	4,628
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028(a)	12,000	12,077
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028(a)	12,030	12,210
Series 2021-1A, Class B, 2.47%, 11/20/2031‡(a)	2,750	2,776
Series 2021-2A, Class A, 2.00%, 4/20/2032(a)	4,444	4,428
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036(a)	6,885	6,789
Marlette Funding Trust Series 2019-4A, Class A, 2.39%, 12/17/2029(a)	513	514
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	735	772
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026(a)	9,630	9,636
Series 2021-1A, Class B, 2.33%, 3/20/2026(a)	2,000	1,985
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 0.89%, 8/25/2034‡(j)	417	412
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-37A, Class AR, 1.10%, 7/20/2031(a)(j)	26,548	26,558
Series 2021-40A, Class A, 1.18%, 4/16/2033(a)(j)	15,000	15,024
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.09%, 7/25/2030(a)(j)	7,636	7,634
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027(a)	8,813	8,801
Series 2021-A, Class B, 1.85%, 12/15/2027‡(a)	2,416	2,411
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(a)	14,307	14,209
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(a)	8,815	8,815
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.13%, 3/17/2030(a)(j)	11,795	11,797
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028(a)	4,346	4,342
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031(a)	4,384	4,367
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027(a)	9,597	9,584
Series 2021-HG1, Class A, 1.22%, 1/16/2029(a)	18,345	18,292
Series 2021-3, Class A, 1.15%, 5/15/2029(a)	6,023	6,003
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 0.96%, 2/20/2028(a)(j)	761	762
Series 2021-2A, Class A1, 0.96%, 5/20/2029(a)(j)	16,597	16,593
Series 2021-3A, Class A1, 0.97%, 7/20/2029(a)(j)	8,621	8,619
Series 2021-4A, Class A1, 0.92%, 10/15/2029(a)(j)	8,000	7,999
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027‡(a)	2,066	2,052
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,000	1,004
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	285	287
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	7,240	7,372
PRET LLC Series 2021-NPL3, Class A1, 1.87%, 7/25/2051(a)(h)	4,396	4,372

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060(a)(h)	7,151	7,085
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060‡(a)(h)	12,500	12,421
Progress Residential
Series 2021-SFR1, Class C, 1.56%, 4/17/2038‡(a)	3,000	2,901
Series 2021-SFR1, Class D, 1.81%, 4/17/2038‡(a)	3,171	3,050
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038‡(a)	6,250	6,134
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038‡(a)	22,500	22,043
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/2028(a)	7,435	7,468
Series 2021-1, Class A, 1.68%, 3/17/2031(a)	5,728	5,669
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027(a)	1,500	1,488
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,026
Series 2018-1, Class E, 4.37%, 5/15/2025(a)	5,000	5,053
Series 2018-4, Class D, 3.98%, 12/15/2025	480	488
Series 2020-3, Class C, 1.12%, 1/15/2026	1,970	1,977
Series 2020-2, Class D, 2.22%, 9/15/2026	6,175	6,276
Series 2021-1, Class D, 1.13%, 11/16/2026	6,475	6,447
Series 2020-4, Class D, 1.48%, 1/15/2027	1,785	1,791
Series 2021-2, Class D, 1.35%, 7/15/2027	13,000	12,951
Series 2021-3, Class D, 1.33%, 9/15/2027	24,000	23,743
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	14,400	14,914
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	2,390	2,484
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037‡(a)	1,169	1,154
Series 2021-1A, Class C, 1.79%, 11/20/2037‡(a)	1,039	1,029
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	384	384
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	55	55
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	301
SoFi Professional Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046(a)	2,625	2,681
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 1.21%, 1/20/2032(a)(j)	19,340	19,335
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033(a)	4,772	4,754
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 12/29/2029(a)(j)(k)	10,000	10,000
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.22%, 7/23/2033(a)(j)	23,705	23,699
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 1.05%, 7/15/2030(a)(j)	17,000	17,007
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027(a)	4,972	4,967
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031(a)	2,167	2,243
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038‡(a)	3,760	3,754
Series 2021-SFR1, Class E2, 2.89%, 7/17/2038‡(a)	1,250	1,247
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	287	316
United Auto Credit Securitization Trust
Series 2020-1, Class C, 2.15%, 2/10/2025(a)	3,800	3,813
Series 2021-1, Class D, 1.14%, 6/10/2026(a)	13,000	12,928
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027(a)	4,284	4,256
Series 2021-ST7, Class A, 1.85%, 9/20/2029(a)	6,514	6,473
Upstart Securitization Trust
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	1,445	1,450
Series 2020-3, Class A, 1.70%, 11/20/2030(a)	3,459	3,472
Series 2021-1, Class A, 0.87%, 3/20/2031(a)	1,277	1,273
Series 2021-2, Class A, 0.91%, 6/20/2031(a)	3,015	3,012
Series 2021-2, Class B, 1.75%, 6/20/2031‡(a)	6,943	6,900
Series 2021-4, Class B, 1.84%, 9/20/2031‡(a)	8,998	8,883
Series 2021-5, Class B, 2.49%, 11/20/2031‡(a)	13,000	12,863
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024(a)	6,478	6,469
Series 2021-1A, Class B, 1.49%, 3/17/2025(a)	2,686	2,668

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 8/15/2023(a)	760	762
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044(a)	684	700
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051(a)(h)	11,905	11,805
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051(a)(h)	9,627	9,597
Venture CLO Ltd. (Cayman Islands)
Series 2018-33A, Class A1LR, 1.18%, 7/15/2031(a)(j)	13,530	13,527
Series 2019-36A, Class A1AR, 1.26%, 4/20/2032(a)(j)	11,936	11,933
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	441	442
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(h)	5,678	5,659
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051(a)(h)	7,625	7,606
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051‡(a)(h)	14,450	14,382
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051(a)(h)	3,612	3,604
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(h)	12,460	12,385
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(h)	8,744	8,724
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(h)	9,086	9,055
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(h)	5,505	5,490
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(h)	6,591	6,566
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051(a)(h)	3,190	3,186
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(a)	1,288	1,305
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	324	327
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	1,759	1,770
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	4,500	4,535
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	7,500	7,642
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,000	1,020
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	1,700	1,754
Series 2020-1A, Class D, 2.80%, 6/16/2025(a)	4,000	4,090
Series 2020-3A, Class D, 1.65%, 2/17/2026(a)	13,000	13,059
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	2,000	2,047
Series 2021-3A, Class D, 2.12%, 1/15/2027(a)	5,000	5,010
Series 2021-3A, Class E, 3.42%, 4/15/2027(a)	15,000	14,973

TOTAL ASSET-BACKED SECURITIES (Cost $1,729,226)		1,727,318

MORTGAGE-BACKED SECURITIES — 8.8%
FHLMC Gold Pools, 15 Year
Pool # J24740, 3.00%, 7/1/2028	53	55
Pool # G15655, 3.00%, 10/1/2028	135	142
Pool # G18528, 3.50%, 10/1/2029	3,554	3,759
Pool # G15890, 3.00%, 7/1/2031	3,802	4,010
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	42	44
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	248	273
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	37,098	38,066
Pool # RD5053, 2.00%, 3/1/2031	22,833	23,429
FHLMC UMBS, 15 Year
Pool # ZS8594, 3.00%, 1/1/2031	1,675	1,761
Pool # ZS8598, 3.00%, 2/1/2031	1,782	1,875
Pool # SB0268, 3.00%, 5/1/2033	522	549
Pool # SB0041, 3.50%, 7/1/2034	3,489	3,688
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	13,926	15,039
Pool # SD0057, 3.50%, 5/1/2048	5,757	6,215

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	5,621	5,968
Pool # AL8153, 3.00%, 3/1/2031	3,934	4,147
Pool # AL9552, 3.50%, 8/1/2031	372	398
Pool # AS9697, 3.50%, 5/1/2032	128	136
Pool # CA0778, 3.00%, 11/1/2032	247	262
Pool # MA4516, 2.00%, 12/1/2036(k)	134,210	137,714
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	204	215
Pool # MA1527, 3.00%, 8/1/2033	128	135
Pool # MA1921, 3.50%, 6/1/2034	7,138	7,627
Pool # CA1791, 3.50%, 2/1/2038	11,654	12,439
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	6,858	7,559
Pool # AL7453, 4.00%, 2/1/2045	5,014	5,564
Pool # AS7039, 4.50%, 4/1/2046	1,109	1,214
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	11,561	12,548
Pool # BF0144, 3.50%, 10/1/2056	6,570	7,139
Pool # BF0184, 4.00%, 2/1/2057	3,637	4,001
Pool # BF0263, 3.50%, 5/1/2058	6,841	7,447
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 1.50%, 12/25/2036(k)	415,900	418,076
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 12/25/2051(k)	12,900	13,395
GNMA II, 30 Year
Pool # MA7535, 3.00%, 8/20/2051	22,968	23,900
Pool # MA7650, 3.00%, 10/20/2051	31,456	32,747
Pool # MA7705, 2.50%, 11/20/2051	35,190	36,198
Pool # MA7706, 3.00%, 11/20/2051	41,900	43,659

TOTAL MORTGAGE-BACKED SECURITIES (Cost $878,307)		881,393

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.8%
AREIT Trust Series 2021-CRE5, Class C, 2.34%, 8/17/2026‡(a)(j)	20,131	20,140
Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.54%, 6/15/2035‡(a)(j)	600	600
BANK Series 2020-BN30, Class XA, IO, 1.44%, 12/15/2053(j)	84,176	7,803
Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052(j)	111,808	5,915
BHMS Series 2018-ATLS, Class A, 1.34%, 7/15/2035(a)(j)	500	500
BX
Series 2021-MFM1, Class D, 1.59%, 1/15/2034‡(a)(j)	2,000	1,978
Series 2021-MFM1, Class E, 2.34%, 1/15/2034‡(a)(j)	2,546	2,530
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.79%, 11/15/2035‡(a)(j)	454	453
Series 2021-VOLT, Class D, 1.74%, 9/15/2036‡(a)(j)	18,725	18,614
Series 2020-BXLP, Class C, 1.21%, 12/15/2036‡(a)(j)	4,371	4,358
Series 2020-BXLP, Class D, 1.34%, 12/15/2036‡(a)(j)	3,106	3,093
Series 2020-BXLP, Class F, 2.09%, 12/15/2036‡(a)(j)	6,271	6,224
Series 2021-XL2, Class E, 1.94%, 10/15/2038‡(a)(j)	13,195	13,005
BX Trust
Series 2019-CALM, Class E, 2.09%, 11/15/2032‡(a)(j)	3,750	3,736
Series 2021-RISE, Class D, 11/15/2036‡(a)(j)(k)	3,240	3,240
BXMT Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 1.14%, 5/15/2038(a)(j)	3,000	2,994
Series 2021-FL4, Class C, 1.84%, 5/15/2038‡(a)(j)	1,750	1,744
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.24%, 12/15/2037‡(a)(j)	200	199
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A5, 3.79%, 5/15/2052	11,000	12,198
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(a)(j)	400	418
Series 2019-PRM, Class C, 3.90%, 5/10/2036‡(a)	1,750	1,818
Series 2019-PRM, Class D, 4.35%, 5/10/2036‡(a)	2,144	2,225

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)(j)	1,000	1,024
Series 2021-PRM2, Class F, 3.84%, 10/15/2036‡(a)(j)	14,725	14,725
Series 2014-GC19, Class D, 5.26%, 3/10/2047‡(a)(j)	9,750	10,194
Series 2014-GC23, Class C, 4.58%, 7/10/2047‡(j)	10,000	10,453
Series 2015-GC27, Class B, 3.77%, 2/10/2048‡	3,900	4,034
Series 2015-GC27, Class C, 4.57%, 2/10/2048‡(j)	10,337	10,729
Series 2015-GC29, Class C, 4.29%, 4/10/2048‡(j)	3,600	3,750
Series 2015-GC31, Class C, 4.19%, 6/10/2048‡(j)	530	544
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,000	1,882
Series 2016-C1, Class D, 5.11%, 5/10/2049‡(a)(j)	6,116	6,195
Series 2015-GC33, Class B, 4.73%, 9/10/2058‡(j)	3,500	3,734
COMM Mortgage Trust
Series 2019-WCM, Class G, 2.79%, 10/15/2034‡(a)(j)	9,590	9,418
Series 2014-UBS5, Class C, 4.77%, 9/10/2047‡(j)	2,750	2,818
Series 2015-CR26, Class B, 4.63%, 10/10/2048‡(j)	2,550	2,743
Series 2015-PC1, Class B, 4.46%, 7/10/2050‡(j)	8,150	8,685
Commercial Mortgage Trust
Series 2015-3BP, Class B, 3.35%, 2/10/2035‡(a)(j)	7,185	7,424
Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(a)(j)	10,000	9,926
Series 2020-CBM, Class E, 3.75%, 2/10/2037‡(a)(j)	10,000	9,695
Series 2014-CR14, Class B, 4.75%, 2/10/2047‡(j)	4,523	4,761
Series 2014-UBS2, Class D, 5.17%, 3/10/2047‡(a)(j)	1,500	1,489
Series 2014-UBS3, Class B, 4.31%, 6/10/2047‡	2,000	2,099
Series 2014-CR19, Class D, 4.86%, 8/10/2047‡(a)(j)	3,291	3,239
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(a)	4,000	3,414
Series 2014-CR20, Class C, 4.65%, 11/10/2047‡(j)	1,000	1,019
Series 2014-CR21, Class D, 4.07%, 12/10/2047‡(a)(j)	4,000	3,286
Series 2015-CR23, Class D, 4.43%, 5/10/2048‡(j)	2,000	1,990
Series 2015-LC21, Class D, 4.48%, 7/10/2048‡(j)	1,000	1,001
Series 2015-CR25, Class B, 4.68%, 8/10/2048‡(j)	5,899	6,326
Series 2019-GC44, Class XA, IO, 0.77%, 8/15/2057(j)	66,476	2,614
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.32%, 5/15/2036‡(a)(j)	1,200	1,197
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048‡(j)	2,973	2,895
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(j)	3,250	3,349
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041(a)(j)	9,909	9,910
Series 2021-MN1, Class M1, 2.05%, 1/25/2051(a)(j)	925	927
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.36%, 1/25/2022(j)	2,365	—	(l)
Series K027, Class X1, IO, 0.84%, 1/25/2023(j)	10,174	64
Series K034, Class X1, IO, 0.18%, 7/25/2023(j)	157,767	199
Series K033, Class X1, IO, 0.40%, 7/25/2023(j)	49,691	212
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	58,390	715
Series KC06, Class X1, IO, 1.03%, 6/25/2026(j)	37,968	988
Series K734, Class X3, IO, 2.24%, 7/25/2026(j)	40,000	3,396
Series KC05, Class X1, IO, 1.34%, 6/25/2027(j)	28,858	1,296
Series K068, Class X1, IO, 0.56%, 8/25/2027(j)	241,331	5,506
Series K739, Class X1, IO, 1.39%, 9/25/2027(j)	66,975	4,132
Series K078, Class X1, IO, 0.22%, 6/25/2028(j)	49,641	393
Series K096, Class X3, IO, 2.11%, 7/25/2029(j)	48,000	6,423
Series K090, Class X3, IO, 2.39%, 10/25/2029(j)	32,598	4,905
Series K112, Class X1, IO, 1.54%, 5/25/2030(j)	24,969	2,665
Series K114, Class X1, IO, 1.21%, 6/25/2030(j)	66,366	5,585
Series K723, Class X3, IO, 1.98%, 10/25/2034(j)	7,410	255
Series K-1516, Class X1, IO, 1.63%, 5/25/2035(j)	34,882	5,726
Series Q012, Class X, IO, 4.19%, 9/25/2035(j)	14,119	3,392
Series K025, Class X3, IO, 1.81%, 11/25/2040(j)	3,360	51
Series K028, Class X3, IO, 1.72%, 6/25/2041(j)	145,000	3,182
Series K721, Class X3, IO, 1.34%, 11/25/2042(j)	6,071	61

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K054, Class X3, IO, 1.65%, 4/25/2043(j)	3,700	224
Series K068, Class X3, IO, 2.13%, 10/25/2044(j)	3,368	355
Series K059, Class X3, IO, 1.98%, 11/25/2044(j)	5,700	480
Series K061, Class X3, IO, 2.04%, 12/25/2044(j)	2,775	247
Series K070, Class X3, IO, 2.11%, 12/25/2044(j)	16,537	1,802
Series K072, Class X3, IO, 2.21%, 12/25/2045(j)	1,200	137
Series K087, Class X3, IO, 2.39%, 1/25/2046(j)	14,050	1,998
Series K097, Class X3, IO, 2.09%, 9/25/2046(j)	20,477	2,771
Series K082, Class X3, IO, 2.29%, 10/25/2046(j)	8,700	1,147
Series K103, Class X3, IO, 1.91%, 12/25/2046(j)	44,892	5,728
Series K104, Class X3, IO, 1.96%, 2/25/2047(j)	25,300	3,399
Series K088, Class X3, IO, 2.42%, 2/25/2047(j)	10,500	1,573
Series K735, Class X3, IO, 2.23%, 5/25/2047(j)	40,532	3,484
Series K093, Class X3, IO, 2.28%, 5/25/2047(j)	50,000	7,171
Series K092, Class X3, IO, 2.32%, 5/25/2047(j)	39,434	5,769
Series K095, Class X3, IO, 2.17%, 8/25/2047(j)	25,000	3,480
Series K736, Class X3, IO, 2.08%, 9/25/2047(j)	50,000	4,160
Series K099, Class X3, IO, 2.02%, 10/25/2047(j)	13,745	1,775
Series K111, Class X3, IO, 3.29%, 4/25/2048(j)	15,644	3,618
Series K110, Class X3, IO, 3.52%, 6/25/2048(j)	15,544	3,779
Series K112, Class X3, IO, 3.10%, 7/25/2048(j)	8,600	1,880
Series K114, Class X3, IO, 2.83%, 8/25/2048(j)	10,750	2,118
Series K119, Class X3, IO, 2.82%, 9/25/2048(j)	24,710	5,068
Series K115, Class X3, IO, 3.06%, 9/25/2048(j)	21,273	4,568
Series K125, Class X3, IO, 2.75%, 2/25/2049(j)	15,690	3,193
Series K105, Class X3, IO, 2.04%, 3/25/2053(j)	40,058	5,635
FNMA ACES
Series 2020-M10, Class X1, IO, 1.92%, 12/25/2030(j)	49,548	6,317
Series 2019-M21, Class X2, IO, 1.46%, 2/25/2031(j)	34,350	3,329
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.20%, 4/25/2032(j)	80,306	5,888
FREMF Series 2018-KF46, Class B, 2.04%, 3/25/2028(a)(j)	196	191
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024(a)(j)	2,000	2,075
Series 2017-KF36, Class B, 2.74%, 8/25/2024(a)(j)	2,717	2,717
Series 2017-KF34, Class B, 2.79%, 8/25/2024(a)(j)	3,194	3,194
Series 2017-KF38, Class B, 2.59%, 9/25/2024(a)(j)	85	85
Series 2017-KF39, Class B, 2.59%, 11/25/2024(a)(j)	99	99
Series 2018-KF42, Class B, 2.29%, 12/25/2024(a)(j)	1,407	1,401
Series 2018-KF53, Class B, 2.14%, 10/25/2025(j)	630	626
Series 2019-KC03, Class B, 4.51%, 1/25/2026(a)(j)	5,000	5,281
Series 2019-KF60, Class B, 2.44%, 2/25/2026(a)(j)	2,475	2,480
Series 2019-KF62, Class B, 2.14%, 4/25/2026(a)(j)	547	544
Series 2019-KC06, Class B, 3.95%, 9/25/2026(a)(j)	7,600	7,320
Series 2018-KSW4, Class B, 2.54%, 10/25/2028(j)	7,243	7,243
Series 2012-K17, Class B, 4.46%, 12/25/2044(a)(j)	168	168
Series 2012-K18, Class B, 4.31%, 1/25/2045(a)(j)	385	386
Series 2012-K19, Class B, 4.15%, 5/25/2045(a)(j)	300	301
Series 2012-K21, Class B, 4.06%, 7/25/2045(a)(j)	530	538
Series 2013-K26, Class B, 3.72%, 12/25/2045(a)(j)	6,500	6,661
Series 2013-K31, Class C, 3.75%, 7/25/2046(a)(j)	3,000	3,090
Series 2013-K34, Class B, 3.85%, 9/25/2046(a)(j)	1,000	1,040
Series 2014-K40, Class C, 4.21%, 11/25/2047(a)(j)	2,000	2,109
Series 2015-K49, Class B, 3.85%, 10/25/2048(a)(j)	5,282	5,595
Series 2015-K51, Class C, 4.09%, 10/25/2048(a)(j)	4,955	5,217
Series 2017-K726, Class C, 4.14%, 7/25/2049(a)(j)	2,300	2,398
Series 2017-K729, Class B, 3.80%, 11/25/2049(a)(j)	200	210
Series 2017-K729, Class C, 3.80%, 11/25/2049(a)(j)	3,000	3,114
Series 2017-K62, Class C, 4.01%, 1/25/2050(a)(j)	5,145	5,428
Series 2018-K730, Class C, 3.92%, 2/25/2050(a)(j)	3,000	3,128
Series 2017-K728, Class B, 3.77%, 11/25/2050(a)(j)	1,825	1,920

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GNMA
Series 2015-115, IO, 0.46%, 7/16/2057(j)	1,993	54
Series 2017-54, IO, 0.63%, 12/16/2058(j)	9,393	451
Series 2017-23, IO, 0.63%, 5/16/2059(j)	1,732	76
GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046‡(a)(j)	3,291	3,358
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	2,000	1,828
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(a)(j)	2,000	1,978
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,500	1,345
Series 2016-GS3, Class C, 4.12%, 10/10/2049‡(j)	4,085	4,214
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(a)(j)	2,250	2,164
Series 2015-GC30, Class C, 4.21%, 5/10/2050‡(j)	3,695	3,844
Series 2020-GSA2, Class XA, IO, 1.85%, 12/12/2053(a)(j)	39,827	4,865
Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035(a)	10,950	11,356
Series 2018-INDP, Class C, 4.16%, 7/10/2035‡(a)	17,650	18,212
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.81%, 4/15/2047‡(j)	2,000	2,097
Series 2015-C30, Class C, 4.41%, 7/15/2048‡(j)	7,732	7,887
Series 2015-C31, Class B, 4.77%, 8/15/2048‡(j)	4,410	4,730
Series 2015-C31, Class C, 4.77%, 8/15/2048‡(j)	3,360	3,509
Series 2016-C1, Class D1, 4.30%, 3/15/2049‡(a)(j)	4,600	4,684
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.75%, 3/15/2050‡(a)(j)	3,725	3,736
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.17%, 12/15/2046(a)(j)	1,165	1,194
Series 2015-JP1, Class E, 4.38%, 1/15/2049‡(a)(j)	2,320	1,992
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, 1.09%, 12/15/2037‡(a)(j)	1,125	1,110
Series 2021-KDIP, Class D, 1.34%, 12/15/2037‡(a)(j)	825	811
Series 2021-KDIP, Class E, 1.64%, 12/15/2037‡(a)(j)	750	735
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.89%, 5/15/2036(a)(j)	950	950
Life Mortgage Trust
Series 2021-BMR, Class A, 0.79%, 3/15/2038(a)(j)	10,000	9,980
Series 2021-BMR, Class C, 1.19%, 3/15/2038‡(a)(j)	2,805	2,781
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 0.89%, 4/15/2038(a)(j)	10,000	9,975
Series 2021-MHC, Class D, 1.69%, 4/15/2038‡(a)(j)	2,250	2,244
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047‡(a)(j)	1,627	1,676
Series 2014-C15, Class C, 5.06%, 4/15/2047(j)	300	316
Series 2014-C17, Class C, 4.64%, 8/15/2047‡(j)	5,411	5,610
Series 2014-C17, Class D, 4.88%, 8/15/2047‡(a)(j)	2,000	1,910
Series 2014-C18, Class B, 4.61%, 10/15/2047‡(j)	12,000	12,672
Series 2014-C18, Class C, 4.65%, 10/15/2047‡(j)	4,366	4,465
Series 2015-C20, Class C, 4.60%, 2/15/2048‡(j)	5,400	5,554
Series 2015-C24, Class D, 3.26%, 5/15/2048(a)	3,150	3,008
Series 2015-C24, Class C, 4.49%, 5/15/2048‡(j)	2,060	2,131
Series 2016-C31, Class B, 3.88%, 11/15/2049‡(j)	2,577	2,724
Series 2015-C23, Class D, 4.28%, 7/15/2050‡(a)(j)	2,000	1,987
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 1.29%, 7/15/2035‡(a)(j)	250	249
Series 2015-MS1, Class B, 4.17%, 5/15/2048‡(j)	5,450	5,754
Series 2015-UBS8, Class B, 4.31%, 12/15/2048‡(j)	1,404	1,450
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053(j)	21,230	2,816
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	6,960	7,078
Series 2019-PARK, Class B, 2.72%, 12/15/2036(a)	6,000	6,040
Series 2019-PARK, Class D, 2.72%, 12/15/2036‡(a)	10,000	9,838
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(a)	7,500	7,346
MSCG Trust Series 2018-SELF, Class A, 0.99%, 10/15/2037(a)(j)	9,800	9,788

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.79%, 10/15/2049‡(a)(j)	2,804	2,793
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 1.74%, 4/14/2038‡(a)(j)	3,333	3,313
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048‡	275	284
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 1.76%, 11/15/2036‡(a)(j)	3,600	3,592
Series 2021-LIH, Class C, 2.05%, 11/15/2036‡(a)(j)	2,200	2,193
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(j)	1,781	1,831
Series 2021-1, Class A, 1.40%, 5/25/2051(a)(j)	4,896	4,803
Series 2021-2, Class A, 1.52%, 8/25/2051(a)(j)	10,837	10,649
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.24%, 2/15/2040(a)(j)	10,497	10,500
Series 2015-C27, Class C, 3.89%, 2/15/2048‡	2,500	2,473
Series 2015-C29, Class C, 4.36%, 6/15/2048‡(j)	3,750	3,951
Series 2018-C43, Class A3, 3.75%, 3/15/2051	1,875	2,030
Series 2015-LC22, Class D, 4.71%, 9/15/2058‡(j)	10,106	10,153
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(j)	150	153
Series 2013-C12, Class B, 3.86%, 3/15/2048(j)	150	154
Series 2014-C22, Class C, 3.91%, 9/15/2057‡(j)	13,583	13,928
Series 2014-C22, Class D, 4.05%, 9/15/2057‡(a)(j)	1,000	931
Series 2014-C22, Class B, 4.37%, 9/15/2057‡(j)	8,000	8,422

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $787,455)		782,797

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	198	202
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	149	152
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(a)(j)	1,684	1,681
Series 2019-5, Class A3, 2.92%, 10/25/2049(a)(j)	1,347	1,345
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(j)	1,060	1,058
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048‡(a)(j)	4,000	4,004
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024(a)(j)	7,538	7,554
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049(a)(j)	152	153
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(j)	373	375
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031‡(a)(j)	2,550	2,523
Series 2021-HB5, Class M2, 1.85%, 2/25/2031‡(a)(j)	3,000	2,964
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	594	465
Series 2006-HYB2, Class 2A1B, 2.89%, 4/20/2036(j)	109	104
CIM Trust
Series 2019-INV2, Class A11, 1.04%, 5/25/2049‡(a)(j)	154	154
Series 2019-INV3, Class A11, 1.04%, 8/25/2049(a)(j)	1,362	1,363
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, 2.72%, 7/25/2049(a)(j)	285	287
Series 2019-IMC1, Class A3, 3.03%, 7/25/2049(a)(j)	270	272
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(a)(j)	410	412
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 2.39%, 8/25/2031‡(a)(j)	1,452	1,459
Series 2019-R04, Class 2M2, 2.19%, 6/25/2039‡(a)(j)	757	758
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039‡(a)(j)	162	163
Series 2019-R06, Class 2M2, 2.19%, 9/25/2039(a)(j)	2,105	2,109
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(j)	826	828
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(a)(j)	390	392
Series 2021-R01, Class 1M2, 1.60%, 10/25/2041(a)(j)	2,550	2,562
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,026	1,049

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060(a)(j)	6,192	6,167
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.84%, 10/25/2047(j)	787	735
FHLMC STACR REMIC Trust
Series 2020-DNA1, Class M2, 1.79%, 1/25/2050(a)(j)	13,798	13,831
Series 2020-HQA3, Class B1, 5.84%, 7/25/2050(a)(j)	7,595	7,904
Series 2020-DNA6, Class M1, 0.95%, 12/25/2050(a)(j)	756	756
Series 2021-DNA1, Class M1, 0.70%, 1/25/2051(a)(j)	2,400	2,400
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3, 3.39%, 10/25/2027(j)	355	360
Series 2017-DNA3, Class M1, 0.84%, 3/25/2030(j)	18	18
Series 2017-DNA3, Class M2, 2.59%, 3/25/2030(j)	250	256
Series 2018-HQA1, Class M2, 2.39%, 9/25/2030(j)	306	309
Series 2019-CS03, Class M1, 0.09%, 10/25/2032(a)(j)	7,505	7,499
Series 2021-DNA2, Class M1, 0.85%, 8/25/2033(a)(j)	4,480	4,482
FHLMC, REMIC
Series 3806, Class L, 3.50%, 2/15/2026	3,928	4,095
Series 4533, Class KA, 3.00%, 11/15/2026	411	427
Series 3703, Class DY, 4.00%, 8/15/2030	143	151
Series 3036, Class NE, 5.00%, 9/15/2035	116	131
Series 3294, Class NE, 5.50%, 3/15/2037	258	297
Series 3820, Class GJ, 3.50%, 12/15/2039	42	42
Series 3966, Class AG, 3.00%, 10/15/2040	318	320
Series 4091, Class TA, 3.00%, 5/15/2041	88	91
Series 4467, Class AB, 3.00%, 7/15/2041	3	3
Series 4048, Class CA, 2.00%, 9/15/2041	178	181
Series 4012, Class GS, IF, IO, 6.41%, 3/15/2042(j)	5,975	1,167
Series 4661, Class HA, 3.00%, 5/15/2043	760	775
Series 4239, Class LD, 3.00%, 8/15/2043	89	94
Series 4480, Class QA, 3.00%, 11/15/2043	94	97
Series 4711, Class HA, 3.00%, 12/15/2043	41	42
Series 4466, Class NL, 3.50%, 12/15/2043	1,807	1,873
Series 4338, Class SA, IF, IO, 5.91%, 5/15/2044(j)	5,998	1,222
Series 4623, Class EB, 2.50%, 12/15/2044	185	190
Series 4477, Class SA, IF, IO, 6.06%, 5/15/2045(j)	5,420	1,088
Series 4505, Class SA, IF, IO, 6.06%, 8/15/2045(j)	4,833	1,120
Series 4843, Class PH, 4.00%, 7/15/2046	41	41
Series 4681, Class SD, IF, IO, 6.06%, 5/15/2047(j)	415	92
Series 4924, Class YP, 3.00%, 2/25/2049	4,490	4,682
Series 4906, Class QS, IF, IO, 5.96%, 9/25/2049(j)	5,701	1,072
Series 4925, Class SA, IF, IO, 5.96%, 10/25/2049(j)	5,969	1,091
Series 4925, Class SH, IF, IO, 6.01%, 10/25/2049(j)	10,501	2,208
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049(j)	18,301	3,293
Series 4954, Class SB, IF, IO, 5.96%, 2/25/2050(j)	10,525	2,125
Series 4954, Class SY, IF, IO, 5.96%, 2/25/2050(j)	10,697	1,962
Series 5021, Class MI, IO, 3.00%, 10/25/2050	32,354	5,150
Series 4632, Class MA, 4.00%, 8/15/2054	8,119	8,561
Series 4634, Class MD, 5.00%, 11/15/2054	15,489	16,451
Series 4630, Class MA, 4.00%, 1/15/2055	14,064	14,682
Series 4839, Class WS, IF, IO, 6.01%, 8/15/2056(j)	15,463	3,426
FHLMC, STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	98	99
Series 267, Class S5, IF, IO, 5.91%, 8/15/2042(j)	4,712	979
Series 342, Class S7, IF, IO, 6.02%, 2/15/2045(j)	2,017	401
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030(j)	4,041	4,100
Series 2018-C01, Class 1M2, 2.34%, 7/25/2030(j)	2,119	2,143
Series 2021-R02, Class 2M2, 1.00%, 11/25/2041(a)(j)	6,500	6,518
FNMA, REMIC
Series 2013-40, Class VA, 3.50%, 5/25/2026	739	760
Series 2017-41, Class MV, 4.00%, 8/25/2028	1,942	2,098
Series 2014-3, Class AM, 2.50%, 1/25/2032	530	538

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-67, Class VB, 4.00%, 6/25/2032	118	119
Series 2014-12, Class ED, 2.50%, 12/25/2032	600	614
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,288	134
Series 2014-84, Class KA, 3.00%, 11/25/2040	147	148
Series 2013-81, Class AE, 3.50%, 2/25/2041	495	511
Series 2016-11, Class LA, 3.50%, 5/25/2042	868	890
Series 2015-2, Class PA, 2.25%, 3/25/2044	102	104
Series 2015-27, Class HA, 3.00%, 3/25/2044	4,362	4,508
Series 2014-75, Class JA, 3.00%, 10/25/2044	291	303
Series 2016-63, Class JA, 2.50%, 12/25/2044	311	320
Series 2017-14, Class DA, 3.00%, 2/25/2045	490	507
Series 2015-54, Class FA, 0.44%, 7/25/2045(j)	69	69
Series 2015-85, Class SA, IF, IO, 5.53%, 11/25/2045(j)	4,554	879
Series 2016-40, Class FA, 0.74%, 7/25/2046(j)	20	21
Series 2016-74, Class GS, IF, IO, 5.91%, 10/25/2046(j)	2,248	528
Series 2017-13, Class AS, IF, IO, 5.96%, 2/25/2047(j)	527	117
Series 2017-31, Class SG, IF, IO, 6.01%, 5/25/2047(j)	11,608	2,291
Series 2017-47, Class ST, IF, IO, 6.01%, 6/25/2047(j)	549	115
Series 2017-69, Class SH, IF, IO, 6.11%, 9/25/2047(j)	463	100
Series 2019-17, Class GB, 4.00%, 10/25/2047	1,046	1,110
Series 2018-27, Class SE, IF, IO, 6.11%, 5/25/2048(j)	1,041	224
Series 2019-31, Class S, IF, IO, 5.96%, 7/25/2049(j)	5,745	1,085
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(j)	4,837	843
Series 2016-98, Class A, 4.00%, 6/25/2050	17,769	18,585
Series 2016-98, Class DA, 4.00%, 12/25/2051	22,622	24,090
Series 2017-46, Class LB, 3.50%, 12/25/2052	331	342
Series 2017-49, Class JD, 3.50%, 7/25/2053	1,096	1,124
Series 2017-49, Class JA, 4.00%, 7/25/2053	1,027	1,062
Series 2017-96, Class KA, 3.00%, 1/25/2055	470	488
FWD Securitization Trust
Series 2019-INV1, Class A3, 3.11%, 6/25/2049(a)(j)	392	398
Series 2019-INV1, Class M1, 3.48%, 6/25/2049‡(a)(j)	500	504
GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(a)(j)	500	498
GNMA
Series 2010-166, Class SD, IF, IO, 5.93%, 12/20/2040(j)	761	171
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	365	58
Series 2015-123, Class SE, IF, IO, 5.63%, 9/20/2045(j)	5,898	966
Series 2016-108, Class SM, IF, IO, 6.01%, 8/20/2046(j)	990	203
Series 2016-146, Class NS, IF, IO, 6.01%, 10/20/2046(j)	1,284	288
Series 2017-80, Class AS, IF, IO, 6.11%, 5/20/2047(j)	997	197
Series 2017-93, Class SE, IF, IO, 6.11%, 6/20/2047(j)	1,075	221
Series 2017-163, Class PA, 3.00%, 7/20/2047	8,100	8,515
Series 2017-117, Class SB, IF, IO, 6.11%, 8/20/2047(j)	800	157
Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047(j)	1,097	200
Series 2017-155, Class KS, IF, IO, 6.11%, 10/20/2047(j)	1,070	188
Series 2017-163, Class HS, IF, IO, 6.11%, 11/20/2047(j)	4,398	780
Series 2017-180, Class SD, IF, IO, 6.11%, 12/20/2047(j)	1,138	199
Series 2018-36, Class SG, IF, IO, 6.11%, 3/20/2048(j)	1,035	216
Series 2018-46, Class AS, IF, IO, 6.11%, 3/20/2048(j)	5,896	1,182
Series 2018-139, Class SB, IF, IO, 6.06%, 10/20/2048(j)	8,828	1,748
Series 2019-71, Class SK, IF, IO, 6.06%, 6/20/2049(j)	4,761	772
Series 2019-115, Class SW, IF, IO, 6.01%, 9/20/2049(j)	12,654	1,966
Series 2019-117, Class SA, IF, IO, 6.01%, 9/20/2049(j)	8,716	1,624
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 1.75%, 4/25/2061(a)(h)	5,294	5,259
Series 2021-GS3, Class A1, 1.75%, 7/25/2061(a)(h)	10,170	10,096
Series 2021-GS1, Class A1, 1.89%, 10/25/2066(a)(h)	5,522	5,522
LHOME Mortgage Trust
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	4,255	4,271
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026(a)(j)	2,812	2,805

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(j)	4,293		4,324
Series 2019-NQM5, Class A3, 3.07%, 11/25/2059(a)(j)	1,916		1,927
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059(a)(j)	3,041		3,069
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(j)	2,282		2,283
Series 2021-SP1, Class A1, 1.67%, 8/25/2061(a)(h)	5,820		5,766
OBX Trust
Series 2020-INV1, Class A11, 0.99%, 12/25/2049(a)(j)	1,406		1,406
Series 2019-EXP3, Class 2A1A, 0.99%, 10/25/2059(a)(j)	565		566
Series 2019-EXP3, Class 2A1B, 0.99%, 10/25/2059(a)(j)	2,160		2,161
Series 2020-EXP3, Class 2A1, 0.99%, 1/25/2060(a)(j)	1,745		1,746
PRET LLC Series 2021-RN4, Class A1, 2.49%, 11/25/2061(a)(j)	6,250		6,255
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026(a)(j)	3,695		3,675
Series 2021-3, Class A1, 1.87%, 4/25/2026(a)(h)	5,179		5,159
Series 2021-4, Class A1, 1.87%, 4/25/2026(a)(h)	12,329		12,223
Series 2021-6, Class A1, 1.79%, 7/25/2026(a)(h)	13,785		13,690
Series 2021-7, Class A1, 1.87%, 8/25/2026(a)(h)	12,011		11,907
Series 2021-8, Class A1, 1.74%, 9/25/2026(a)(j)	7,267		7,195
Series 2021-10, Class A1, 2.49%, 10/25/2026(a)(h)	13,801		13,789
Series 2021-11, Class A1, 2.49%, 11/25/2026(a)(j)	10,157		10,157
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	—	(l)
RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026(a)(h)	12,137		12,097
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.47%, 7/25/2046(j)	1,103		932
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059(a)(h)	1,083		1,096
Series 2019-4, Class M1, 3.21%, 11/25/2059‡(a)(j)	1,600		1,620
Series 2019-4, Class B1, 3.86%, 11/25/2059‡(a)(j)	600		605
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051(a)(h)	8,100		8,092
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 2.81%, 5/25/2035(j)	88		92
ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027(a)	3,676		3,636

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $422,509)			420,686

FOREIGN GOVERNMENT SECURITIES — 1.4%
Arab Republic of Egypt (Egypt)
6.13%, 1/31/2022(c)	700		700
5.58%, 2/21/2023(c)	1,500		1,521
5.75%, 5/29/2024(c)	2,600		2,623
5.75%, 5/29/2024(a)	2,100		2,118
5.88%, 6/11/2025(c)	1,400		1,397
3.88%, 2/16/2026(a)	4,365		3,949
7.50%, 1/31/2027(c)	1,800		1,807
Dominican Republic Government Bond (Dominican Republic)
5.88%, 4/18/2024(c)	1,100		1,150
5.50%, 1/27/2025(c)	2,500		2,688
5.95%, 1/25/2027(c)	1,000		1,102
4.50%, 1/30/2030(a)	8,040		7,993
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(c)	7,300		4,745
Federal Republic of Nigeria (Nigeria)
7.63%, 11/21/2025(c)	2,800		2,944
6.50%, 11/28/2027(c)	9,200		8,960
6.13%, 9/28/2028(a)	3,689		3,446
7.38%, 9/28/2033(a)	485		441
Hashemite Kingdom of Jordan (Jordan)
4.95%, 7/7/2025(a)	5,520		5,644
4.95%, 7/7/2025(c)	4,000		4,090
Islamic Republic of Pakistan (Pakistan)
8.25%, 4/15/2024(c)	1,700		1,800
6.00%, 4/8/2026(a)	4,336		4,271
Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032(a)	4,414		4,171
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(i)	4,362		496
Republic of Armenia (Armenia)
7.15%, 3/26/2025(c)	1,800		2,015
3.60%, 2/2/2031(a)	1,790		1,639
Republic of Belarus (Belarus)
6.88%, 2/28/2023(c)	3,300		3,284
5.88%, 2/24/2026(c)	400		358
Republic of Costa Rica (Costa Rica)
4.25%, 1/26/2023(c)	1,000		1,010
4.38%, 4/30/2025(c)	4,800		4,853

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(c)	3,500	3,755
5.75%, 12/31/2032(c)(h)	2,250	2,201
Republic of Ecuador (Ecuador)
Zero Coupon, 7/31/2030(a)	174	94
5.00%, 7/31/2030(a)(h)	2,914	2,376
1.00%, 7/31/2035(a)(h)	1,609	1,038
0.50%, 7/31/2040(a)(h)	738	419
Republic of El Salvador (El Salvador) 5.88%, 1/30/2025(c)	6,380	4,407
Republic of Georgia (Georgia) 2.75%, 4/22/2026(a)	860	849
Republic of Ghana (Ghana)
Zero Coupon, 4/7/2025(a)	6,080	4,061
6.38%, 2/11/2027(c)	6,600	5,421
Republic of Iraq (Iraq) 6.75%, 3/9/2023(c)	4,900	4,823
Republic of Kenya (Kenya)
6.88%, 6/24/2024(c)	5,800	6,101
7.00%, 5/22/2027(c)	5,200	5,382
6.30%, 1/23/2034(a)	717	676
Sultanate of Oman Government Bond (Oman)
4.88%, 2/1/2025(a)	1,913	1,971
4.75%, 6/15/2026(c)	1,000	1,011
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2022(c)	1,000	1,009
7.75%, 9/1/2023(c)	6,900	6,958
8.99%, 2/1/2024(c)	3,600	3,699
7.75%, 9/1/2025(c)	400	400

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $151,309)		137,866

LOAN ASSIGNMENTS — 0.2%(m)
Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(b)	2,993	2,976

Containers & Packaging — 0.0%(f)
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	1,218	1,208

Electrical Equipment — 0.0%(f)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027(b)	1,089	1,079

Internet & Direct Marketing Retail — 0.0%(f)
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)	2,859	2,837

IT Services — 0.0%(f)
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 1/1/2028(b)(n)	1,248	1,242

Machinery — 0.0%(f)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)	1,227	1,226

Personal Products — 0.0%(f)
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)	2,456	2,446

Road & Rail — 0.0%(f)
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)(n)	1,808	1,789
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)(n)	667	660

		2,449

Software — 0.1%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	1,089	1,089
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	2,084	2,079

		3,168

Specialty Retail — 0.0%(f)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027(b)	1,089	1,083

TOTAL LOAN ASSIGNMENTS (Cost $19,780)		19,714

SUPRANATIONAL — 0.1%
Africa Finance Corp. (Supranational) 4.38%, 4/17/2026(c)(Cost $5,133)	4,700	5,076

	Shares (000)
COMMON STOCKS — 0.0%(f)
Oil, Gas & Consumable Fuels — 0.0%(f)
EP Energy Corp.*	2	140
Gulfport Energy Corp.*	19	1,409
Oasis Petroleum, Inc.	17	1,990
Whiting Petroleum Corp.*	10	639

TOTAL COMMON STOCKS (Cost $2,326)		4,178

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MUNICIPAL BONDS — 0.0%(f)
California — 0.0%(f)
California Housing Finance Series 2021-1, Class X, Rev., 0.80%, 12/20/2021(j) (Cost $3,515)	54,547		3,663

			—
CONVERTIBLE BONDS — 0.0%(f)
Oil, Gas & Consumable Fuels — 0.0%(f)
Gulfport Energy Operating Corp. 15.00% (PIK), 12/30/2021‡(d)(e)(g)(Cost $46)	—	(l)	255

	Shares (000)
SHORT-TERM INVESTMENTS — 8.7%
INVESTMENT COMPANIES — 8.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(o)(p)(Cost $823,656)	823,279		823,608

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.05%, 12/23/2021(q)(r)	23,294		23,292
0.08%, 2/24/2022(r)	26,650		26,647

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,938)			49,939

TOTAL SHORT-TERM INVESTMENTS (Cost $873,594)			873,547

Total Investments — 105.9% (Cost $10,690,786)			10,648,725
Liabilities in Excess of Other Assets — (5.9)%			(592,017)

Net Assets — 100.0%			10,056,708

Percentages indicated are based on net assets.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2021.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(r)	The rate shown is the effective yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	5,785	03/2022	USD	1,264,655	1,702
U.S. Treasury Long Bond	65	03/2022	USD	10,540	193

					1,895

Short Contracts
U.S. Treasury 5 Year Note	(4,186)	03/2022	USD	(508,010)	(3,266)
U.S. Treasury 10 Year Note	(3,719)	03/2022	USD	(486,375)	(4,946)
U.S. Treasury 10 Year Ultra Note	(1,987)	03/2022	USD	(291,996)	(4,513)
U.S. Treasury Ultra Bond	(14)	03/2022	USD	(2,806)	(76)

					(12,801)

					(10,906)

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 113,000	10,340	(615)	9,725

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,521,785	$205,533	$1,727,318
Collateralized Mortgage Obligations	—	402,744	17,942	420,686
Commercial Mortgage-Backed Securities	—	355,573	427,224	782,797
Common Stocks
Oil, Gas & Consumable Fuels	4,038	140	—	4,178
Convertible Bonds	—	—	255	255
Corporate Bonds
Aerospace & Defense	—	57,123	—	57,123
Airlines	—	11,025	—	11,025
Auto Components	—	28,263	—	28,263
Automobiles	—	140,770	—	140,770
Banks	—	1,150,628	—	1,150,628
Beverages	—	10,886	—	10,886
Biotechnology	—	23,975	—	23,975
Building Products	—	23,412	—	23,412
Capital Markets	—	331,534	—	331,534
Chemicals	—	65,088	—	65,088
Commercial Services & Supplies	—	47,677	—	47,677
Communications Equipment	—	13,339	—	13,339
Construction & Engineering	—	9,961	—	9,961
Construction Materials	—	3,098	—	3,098
Consumer Finance	—	228,112	—	228,112
Containers & Packaging	—	44,749	—	44,749
Distributors	—	910	—	910
Diversified Consumer Services	—	3,080	—	3,080
Diversified Financial Services	—	29,620	—	29,620
Diversified Telecommunication Services	—	110,275	—	110,275
Electric Utilities	—	149,141	—	149,141
Electrical Equipment	—	1,349	—	1,349
Electronic Equipment, Instruments & Components	—	5,914	—	5,914
Energy Equipment & Services	—	13,178	—	13,178
Entertainment	—	24,641	—	24,641
Equity Real Estate Investment Trusts (REITs)	—	71,906	—	71,906
Food & Staples Retailing	—	30,025	—	30,025
Food Products	—	45,246	—	45,246
Gas Utilities	—	2,487	—	2,487
Health Care Equipment & Supplies	—	16,627	—	16,627
Health Care Providers & Services	—	110,998	—	110,998
Health Care Technology	—	5,003	—	5,003
Hotels, Restaurants & Leisure	—	70,824	—	70,824
Household Durables	—	35,047	—	35,047
Household Products	—	16,378	—	16,378
Independent Power and Renewable Electricity Producers	—	18,240	—	18,240
Insurance	—	55,532	—	55,532
Internet & Direct Marketing Retail	—	9,715	—	9,715
IT Services	—	20,666	—	20,666
Leisure Products	—	4,365	—	4,365
Life Sciences Tools & Services	—	2,694	—	2,694
Machinery	—	4,100	—	4,100
Media	—	116,252	—	116,252
Metals & Mining	—	48,803	—	48,803
Multiline Retail	—	2,039	—	2,039
Multi-Utilities	—	14,298	—	14,298
Oil, Gas & Consumable Fuels	—	263,144	82	263,226
Paper & Forest Products	—	2,201	—	2,201
Personal Products	—	6,609	—	6,609
Pharmaceuticals	—	66,585	—	66,585
Professional Services	—	249	—	249
Real Estate Management & Development	—	13,554	—	13,554
Road & Rail	—	49,123	—	49,123
Semiconductors & Semiconductor Equipment	—	44,602	—	44,602
Software	—	23,904	—	23,904
Specialty Retail	—	31,594	—	31,594
Technology Hardware, Storage & Peripherals	—	5,149	—	5,149
Textiles, Apparel & Luxury Goods	—	1,960	—	1,960
Thrifts & Mortgage Finance	—	111,001	—	111,001
Tobacco	—	28,469	—	28,469
Trading Companies & Distributors	—	109,703	—	109,703
Transportation Infrastructure	—	7,479	—	7,479
Wireless Telecommunication Services	—	41,233	—	41,233

Total Corporate Bonds	—	4,035,552	82	4,035,634

Foreign Government Securities	—	137,866	—	137,866
Loan Assignments	—	19,714	—	19,714
Mortgage-Backed Securities	—	881,393	—	881,393
Municipal Bonds	—	3,663	—	3,663
Supranational	—	5,076	—	5,076
U.S. Treasury Obligations	—	1,756,598	—	1,756,598
Short-Term Investments
Investment Companies	823,608	—	—	823,608
U.S. Treasury Obligations	—	49,939	—	49,939

Total Short-Term Investments	823,608	49,939	—	873,547

Total Investments in Securities	$827,646	$9,170,043	$651,036	$10,648,725

Appreciation in Other Financial Instruments
Futures Contracts	$1,895	$—	$—	$1,895
Depreciation in Other Financial Instruments
Futures Contracts	(12,801)	—	—	(12,801)
Swaps	—	(615)	—	(615)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(10,906)	$(615)	$—	$(11,521)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$42,690	$— (a)	$(2,371)	$(86)	$178,776		$(44,116)	$30,640	$—	$205,533
Collateralized Mortgage Obligations	46,620	(57)	(406)	— (a)	—		(18,399)	—	(9,816)	17,942
Commercial Mortgage-Backed Securities	221,979	10	(4,827)	(310)	205,332		(11,576)	16,616	—	427,224
Convertible Bonds	—	(250)	209	—	298		(2)	—	—	255
Corporate Bonds	—	—	82	—	—	(a)	—	—	—	82

Total	$311,289	$(297)	$(7,313)	$(396)	$384,406		$(74,093)	$47,256	$(9,816)	$651,036

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(7,074).

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$172,165	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (10.66%)
			Constant Default Rate	0.00% - 1.77% (0.00%)
			Yield (Discount Rate of Cash Flows)	0.50% - 3.63% (2.47%)

Asset-Backed Securities	172,165

	17,942	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 100.00% (45.33%)
			Constant Default Rate	0.00% - 0.29% (0.06%)
			Yield (Discount Rate of Cash Flows)	1.26% - 4.97% (2.91%)

Collateralized Mortgage Obligations	17,942

	398,789	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.73% - 11.38% (3.49%)

Commercial Mortgage-Backed Securities	398,789

Total	$588,896

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $62,140. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$323,190	$4,572,862	$4,072,307	$(67)	$(70)	$823,608	823,279	$310	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.